UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Rachael M. Zufall, Esq.

c/o TIAA-CREF

8500 Andrew Carnegie Blvd.

Charlotte, NC 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Item 1. Reports to Stockholders.

2014 Semiannual Report

TIAA Separate Account VA-1

June 30, 2014

Financial statements (unaudited)

Stock Index Account

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Understanding this report

This semiannual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the six months ended June 30, 2014. The report contains three main sections:

  • The account performance section compares the account’s investment returns with those of its benchmark index.

  • The summary portfolio of investments lists the industries and types of securities in which the account had investments      as of June 30, 2014.

  • The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 6 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

  • By visiting our website at tiaa-cref.org; or

  • By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

  • Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

  • From the SEC’s Office of Investor Education and Advocacy.

    (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report 1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014–June 30, 2014).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2 2014 Semiannual Report ▪ TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended June 30, 2014

Stock Index Account	Beginning account value (1/1/14)	Ending account value (6/30/14)	Expenses paid during period* (1/1/14–6/30/14)
Actual return	$1,000.00	$1,065.27	$3.84
5% annual hypothetical return	1,000.00	1,021.08	3.76

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 181/365. There were 181 days in the six months ended June 30, 2014. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report 3

Stock Index Account

Performance for the six months ended June 30, 2014

The Stock Index Account returned 6.53% for the period, compared with the 6.94% return of its benchmark, the Russell 3000® Index. For the twelve months ended June 30, 2014, the account returned 24.24%, versus 25.22% for the index.

For the six-month period, the account’s return trailed that of its benchmark index primarily because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

The broad U.S. stock market, as measured by the Russell 3000 Index, rose 6.94% in the first half of 2014. Investors were emboldened by the strengthening domestic economy—a drop in unemployment and a rise in housing prices and consumer spending—and efforts by the Federal Reserve to stimulate economic activity by keeping interest rates low. Large-cap stocks outperformed the broad equity market and outpaced small caps by more than four percentage points.

Within the Russell 3000 index, value equities gained 7.95%, outperforming the 5.98% return of growth stocks and the broad market. (Returns by investment style and market capitalization are based on the Russell indexes.)

Defensive utilities and energy sectors outperform

For the six months, all ten industry sectors of the Russell 3000 Index posted positive returns, with three generating double-digit gains. Utilities performed the best, returning 18.0%. Additional lift was provided by the energy, health care and materials sectors, which returned 14.0%, 10.2% and 8.3%, respectively. Together, these four sectors represented more than one-half of the benchmark’s total market capitalization on June 30, 2014.

Intercept Pharmaceuticals, American Airlines and entertainment conglomerate Liberty Global were among the top performers in the index.

The worst-performing sectors for the period included consumer discretionary, industrials and telecommunication services, which returned 1.0%, 3.9% and 4.4%, respectively. Loan service provider Navient and ARIAD Pharmaceuticals were among the stocks limiting the index’s return.

4 2014 Semiannual Report ▪ TIAA Separate Account VA-1

Stock Index Account

Performance as of June 30, 2014

		Total return		Average annual total return
	Inception date	6 months	1 year	5 years	10 years
Stock Index Account	11/1/1994	6.53%	24.24%	18.47%	7.53%
Russell 3000 Index	—	6.94	25.22	19.33	8.23

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Portfolio composition

Sector	% of net assets as of 6/30/2014

Information technology	18.1

Financials	17.8

Health care	12.9

Consumer discretionary	12.3

Industrials	11.5

Energy	9.7

Consumer staples	8.2

Materials	3.9

Utilities	3.1

Telecommunication services	2.2

Short-term investments, other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 6/30/2014

More than $50 billion	48.8

More than $15 billion–$50 billion	23.4

More than $2 billion–$15 billion	22.8

$2 billion or less	5.0
Total	100.0

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report 5

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2014

Shares		Company	Value (000)	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$11,928	1.2%

BANKS
464,159		Bank of America Corp	7,134	0.7
134,087		Citigroup, Inc	6,316	0.6
167,042		JPMorgan Chase & Co	9,625	1.0
213,841		Wells Fargo & Co	11,239	1.2
		Other	22,938	2.4

			57,252	5.9

CAPITAL GOODS
28,875		3M Co	4,136	0.4
32,299		Boeing Co	4,110	0.4
442,623		General Electric Co	11,632	1.2
40,462		United Technologies Corp	4,671	0.5
		Other	54,323	5.6

			78,872	8.1

COMMERCIAL & PROFESSIONAL SERVICES			11,013	1.1

CONSUMER DURABLES & APPAREL			14,590	1.5

CONSUMER SERVICES
43,622		McDonald’s Corp	4,394	0.4
		Other	16,394	1.7

			20,788	2.1

DIVERSIFIED FINANCIALS
40,036		American Express Co	3,798	0.4
32,597	e	iShares Russell 3000 Index Fund	3,838	0.4
		Other	32,716	3.4

			40,352	4.2

ENERGY
84,026		Chevron Corp	10,970	1.1
54,239		ConocoPhillips	4,650	0.5
189,545	d	Exxon Mobil Corp	19,083	1.9
35,714		Occidental Petroleum Corp	3,665	0.4
57,404		Schlumberger Ltd	6,771	0.7
		Other	49,858	5.1

			94,997	9.7

FOOD & STAPLES RETAILING
51,613		CVS Corp	3,890	0.4
70,327		Wal-Mart Stores, Inc	5,280	0.5
		Other	9,582	1.0

			18,752	1.9

FOOD, BEVERAGE & TOBACCO
87,684		Altria Group, Inc	3,678	0.4
169,967		Coca-Cola Co	7,200	0.7
68,694		PepsiCo, Inc	6,137	0.6

6	2014 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	continued

Stock Index Account  ▪  June 30, 2014

Shares		Company	Value (000)	% of net assets
FOOD, BEVERAGE & TOBACCO—continued
69,424		Philip Morris International, Inc	$5,853	0.6%
		Other	21,008	2.2

			43,876	4.5

HEALTH CARE EQUIPMENT & SERVICES			43,653	4.5

HOUSEHOLD & PERSONAL PRODUCTS
119,441		Procter & Gamble Co	9,387	1.0
		Other	7,710	0.8

			17,097	1.8

INSURANCE
80,076	*	Berkshire Hathaway, Inc (Class B)	10,135	1.0
		Other	29,233	3.0

			39,368	4.0

MATERIALS			37,607	3.9

MEDIA
114,328		Comcast Corp (Class A)	6,137	0.6
76,445		Walt Disney Co	6,554	0.7
		Other	21,002	2.2

			33,693	3.5

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
70,188		AbbVie, Inc	3,961	0.4
33,417		Amgen, Inc	3,956	0.4
72,878		Bristol-Myers Squibb Co	3,535	0.4
67,747	*	Gilead Sciences, Inc	5,617	0.6
124,914		Johnson & Johnson	13,069	1.3
128,988		Merck & Co, Inc	7,462	0.8
281,541		Pfizer, Inc	8,356	0.8
		Other	36,071	3.7

			82,027	8.4

REAL ESTATE			36,231	3.7

RETAILING
16,582	*	Amazon.com, Inc	5,385	0.5
60,366		Home Depot, Inc	4,887	0.5
		Other	29,300	3.0

			39,572	4.0

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
219,719		Intel Corp	6,789	0.7
		Other	16,370	1.6

			23,159	2.3

SOFTWARE & SERVICES
87,150	*	Facebook, Inc	5,864	0.6
12,231	*	Google, Inc	7,036	0.7
12,389	*	Google, Inc (Class A)	7,243	0.7

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	7

Summary portfolio of investments (unaudited)

Stock Index Account  ▪  June 30, 2014

Shares		Company		Value (000)		% of net assets
SOFTWARE & SERVICES—continued
41,996		International Business Machines Corp		$7,613		0.8%
364,600		Microsoft Corp		15,204		1.6
144,967		Oracle Corp		5,875		0.6
23,201		Visa, Inc (Class A)		4,889		0.5
		Other		44,233		4.5

				97,957		10.0

TECHNOLOGY HARDWARE & EQUIPMENT
266,137		Apple, Inc		24,732		2.5
226,096		Cisco Systems, Inc		5,618		0.6
74,505		Qualcomm, Inc		5,901		0.6
		Other		19,971		2.1

				56,222		5.8

TELECOMMUNICATION SERVICES
229,104		AT&T, Inc		8,101		0.9
182,776		Verizon Communications, Inc		8,943		0.9
		Other		4,114		0.4

				21,158		2.2

TRANSPORTATION
39,978		Union Pacific Corp		3,988		0.4
		Other		18,069		1.9

				22,057		2.3

UTILITIES				30,551		3.1

		TOTAL COMMON STOCKS	(Cost $487,767)	972,772		99.7

RIGHTS/WARRANTS
ENERGY				0	^	0.0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1		0.0

TELECOMMUNICATION SERVICES				6		0.0

		TOTAL RIGHTS/WARRANTS	(Cost $6)	7		0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
25,816,444	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		25,816		2.6

				25,816		2.6

		TOTAL SHORT-TERM INVESTMENTS	(Cost $25,816)	25,816		2.6

		TOTAL PORTFOLIO	(Cost $513,589)	998,595		102.3
		OTHER ASSETS & LIABILITIES, NET		(22,929)		(2.3)

		NET ASSETS		$975,666		100.0%

8	2014 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments (unaudited)	concluded

Stock Index Account  ▪  June 30, 2014

*	Non-income producing.
^	Amount represents less than $1,000.
c	Investment made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan, including those in “Other,” is $25,232,000.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary Portfolio of Investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	9

Statement of assets and liabilities (unaudited)

TIAA Separate Account VA-1  ▪  June 30, 2014

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$998,595
Cash	3,166
Dividends and interest receivable	1,071
Receivable from securities transactions	18,217
Other	105

Total assets	1,021,154

LIABILITIES
Payable for collateral for securities loaned	25,816
Payable for securities transactions	18,246
Due to affiliates	1,334
Other	92

Total liabilities	45,488

NET ASSETS
Accumulation Fund	$975,666

Accumulation units outstanding	6,734

Accumulation unit value	$144.88

* Portfolio investments, at cost	$513,589
† Includes securities loaned of	$25,232

10	2014 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations (unaudited)

TIAA Separate Account VA-1  ▪  For the period ended June 30, 2014

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$8,943
Income from securities lending	147

Total income	9,090

EXPENSES
Administrative	930
Investment advisory	1,396
Mortality and expense risk charges	1,861

Total expenses	4,187
Less: Expense waiver by investment adviser	(698)

Net expenses	3,489

Net investment income (loss)	5,601

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	18,867
Futures transactions	35

Net realized gain (loss) on total investments	18,902

Change in unrealized appreciation (depreciation) on:
Portfolio investments	35,549
Futures transactions	17

Net change in unrealized appreciation (depreciation) on total investments	35,566

Net realized and unrealized gain (loss) on total investments	54,468

Net increase (decrease) in net assets from operations	$60,069

* Net of foreign withholding taxes of	$3

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the period or year ended

	Stock Index Account
(amounts in thousands)	June 30, 2014	December 31, 2013

	(unaudited)
OPERATIONS
Net investment income (loss)	$5,601	$10,668
Net realized gain (loss) on total investments	18,902	24,032
Net change in unrealized appreciation (depreciation) on total investments	35,566	202,253

Net increase (decrease) in net assets from operations	60,069	236,953

FROM CONTRACTOWNER TRANSACTIONS
Premiums	16,131	33,972
Withdrawals and death benefits	(35,997)	(87,901)

Net increase (decrease) from contractowner transactions	(19,866)	(53,929)

Net increase (decrease) in net assets	40,203	183,024

NET ASSETS
Beginning of period	935,463	752,439

End of period	$975,666	$935,463

ACCUMULATION UNITS
Units purchased	117	284
Units sold	(261)	(738)

OUTSTANDING
Beginning of period	6,878	7,332

End of period	6,734	6,878

12	2014 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

[This page intentionally left blank.]

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	13

Financial highlights

TIAA Separate Account VA-1

		Selected per accumulation unit data
		Gain (loss) from investment operations
For the period or year ended		Investment income[h]	Expenses[h]	Net investment income[h]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of period

STOCK INDEX ACCOUNT
6/30/14	#	$1.334	$0.512	$0.822	$8.054	$8.876	$136.000
12/31/13		2.402	0.896	1.506	31.870	33.376	102.624
12/31/12		2.256	0.735	1.521	12.334	13.855	88.769
12/31/11		1.754	0.671	1.083	(0.755)	0.328	88.441
12/31/10		1.542	0.591	0.951	11.319	12.270	76.171
12/31/09		1.413	0.452	0.961	15.456	16.417	59.754

#	Unaudited
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[h]	Based on average units outstanding.
[i]	Based on per accumulation unit data.

14	2014 Semiannual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of period	Total return[i]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of period (in millions)	Net assets at the end of period (in millions)

$144.876	6.53%[b]	0.90%[c]	0.75%[c]	1.20%[c]	4%[b]	7	$976
136.000	32.53	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699
88.441	16.11	0.90	0.75	1.21	10	8	745
76.171	27.48	0.90	0.71	1.50	6	9	680

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	15

Notes to financial statements (unaudited)

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal jurisdictions and applicable state and local jurisdictions. The Account’s federal income tax returns are generally subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

16	2014 Semiannual Report ▪ TIAA Separate Account VA-1

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. The investment of deferred amounts and the offsetting payable to the managers are included in other assets and other liabilities in the accompanying Statement of Assets and Liabilities.

New accounting pronouncement: In June 2013, the Financial Accounting Standards Board issued Accounting Standard Update No. 2013-08 Financial Services—Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements (the “Update”). The Update modifies the criteria used in determining an investment company under U.S. GAAP and establishes certain measurement and disclosure requirements. The Update establishes that an entity regulated under the 1940 Act is automatically an investment company under U.S. GAAP. The Update is effective for interim and annual reporting periods beginning after December 15, 2013. The Account adopted the update for this semiannual report. The adoption of the Update did not have a material impact on the Account’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	17

Notes to financial statements (unaudited)

their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign investments are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Short-term investments: Short-term investments, excluding investments in registered investment companies, with maturities of 60 days or less are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter accreting or amortizing any discount or premium to its face value at a constant rate until maturity. Short-term investments with maturities in excess of 60 days are valued in the same manner as debt securities. Short-term investments are generally categorized in

Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the period ended June 30, 2014, there were no material transfers between levels by the Account.

18	2014 Semiannual Report ▪ TIAA Separate Account VA-1

continued

The following table summarizes the market value of the Account’s investments as of June 30, 2014, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity investments:
Health care	$125,679	$—	$1	$125,680
Telecommunication services	21,158	—	6	21,164
All other equity investments*	825,935	—	—	825,935
Short-term investments	25,816	—	—	25,816
Futures**	18	—	—	18

Total	$998,606	$—	$7	$998,613

*	For detailed categories, see the accompanying Summary portfolio of investments
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At June 30, 2014, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Asset derivatives
Derivative contracts	Location	Fair value amount

Equity contracts	Futures*	$18

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the receivable for variation margin on open futures contracts.

For the period ended June 30, 2014, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$35	$17

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	19

Notes to financial statements (unaudited)

index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the period ended June 30, 2014, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At June 30, 2014, the Account held the following open futures contracts (dollar amounts are in thousands):

Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

S&P 500 Index E-mini	21	$2,050	September 2014	$18

Note 4—Investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions.

20	2014 Semiannual Report ▪ TIAA Separate Account VA-1

continued

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. Securities lending income recognized by the Account consist of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At June 30, 2014, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $485,006,000 consisting of gross unrealized appreciation of $515,533,000 and gross unrealized depreciation of $(30,527,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the period ended June 30, 2014 were $40,481,000 and $56,626,000, respectively.

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2014. A new facility was entered into on June 24, 2014 expiring June 23, 2015. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or funds at a specified rate of interest. The Account is not liable for

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	21

Notes to financial statements (unaudited)	concluded

borrowings under the facility by other affiliated accounts or mutual funds. For the period ended June 30, 2014, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2014 Semiannual Report ▪ TIAA Separate Account VA-1

Management committee renewal of the investment management agreement (unaudited)

Among its other duties, the Management Committee (the “Committee” or the “Managers”) of TIAA Separate Account VA-1 (the “Separate Account”) is responsible for determining whether to initially approve and subsequently annually renew the investment management agreement (the “Agreement”) between Teachers Advisors, Inc. (“TAI”) and the Separate Account. Under the Agreement, TAI is responsible for providing investment advisory services and overseeing the everyday operations and other service providers of the Separate Account.

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires that, after an initial period of up to two years, the Agreement for the Separate Account will remain in effect only if the Committee, including a majority of those Managers who have no direct or indirect interest in the Agreement, and who are not “interested persons” of the Separate Account, as that term is defined in the 1940 Act, annually renews that Agreement. All of the Managers are deemed to be independent persons for this purpose.

Overview of the renewal process

The Committee held meetings on March 14, 2014 and March 27, 2014, at which it considered the annual renewal of the Agreement with respect to the Separate Account using its previously-established process. As part of this process, the Committee delegated certain tasks to its Operations Committee. Among these tasks, the Operations Committee worked with TAI, other Committee members and legal counsel to the Managers to develop guidelines and specific requests relating to the types of information to be provided to the Committee in connection with the proposed contract renewals. The Operations Committee also had worked with TAI to schedule and report on various follow-up items throughout the prior year that were requested by the Operations Committee and the Management Committee during the 2013 renewal process. During a series of meetings held prior to the March 14 and March 27, 2014 Management Committee meetings, the Operations Committee, along with other Committees of the Management Committee, as applicable, had reviewed such guidelines and follow-up requests in consultation with TAI representatives and input from other Managers, legal counsel to the Managers and legal counsel to TAI and the Separate Account, and then evaluated the information produced in accordance with those guidelines and requests.

Among other matters, the Operations Committee, following its consultations with others as noted above, confirmed or established various guidelines regarding the preparation of reports to be provided to the Committee with respect to the Separate Account by the Global Fiduciary Review unit of Lipper, Inc. (“Lipper”). Lipper is an independent provider of investment company data that is widely recognized as a leading source of independent data used by independent directors and trustees of investment companies during their advisory contract review processes.

Based on guidelines provided by the Operations Committee on behalf of the Committee, Lipper produced, among other information, performance and expense comparison data regarding the Separate Account, including data relating to the

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	23

Management committee renewal of the investment management agreement (unaudited)

Separate Account’s management fee rate, total expense ratio, short-term and long-term investment performance, portfolio turnover rate and brokerage commission cost. Lipper also compared much of this data for the Separate Account against a universe of investment companies and against a more selective peer group of mutual funds with similar investment objectives and strategies that underlie variable products, each of which was selected by Lipper, and, in the case of the investment performance data, against the Russell 3000® Index. In each case, Lipper summarized the methodologies it employed to provide the data contained in its reports. In addition, Lipper represented to the Committee that its reports were designed specifically to provide the Committee with the fee, expense and performance information that is necessary to help the Committee satisfy its duties under Section 15(c) of the 1940 Act. Lipper also represented that it (and not TAI) had identified the selected comparative peer group and universe and that it did so in a manner that was not intended to produce biased results for its clients.

Among other matters, the Committee also requested and reviewed various information provided by TAI to facilitate the Managers’ evaluation of the reasonableness of any profits earned by TAI with respect to its services to the Separate Account pursuant to the Agreement. In this connection, the Committee recognized that different Managers could, and likely would, give different weight to different factors when evaluating the profits, if any, realized or anticipated to be realized by TAI, which is also true of their assessment of the Separate Account’s management fee rate and other aspects of the proposed renewal of the Agreement.

In advance of the Committee meetings held on March 14 and March 27, 2014, legal counsel for the Managers requested on behalf of the Committee, and TAI provided, extensive information that was designed to assist the Committee in its consideration of whether to renew the Agreement for the Separate Account. In addition to the data provided by Lipper as described above, this information included, but was not limited to, the following: (1) further information relating to the Separate Account’s investment performance, including performance ratings provided by Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service, together with an explanation of any events that had a material impact on the Separate Account’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year; (3) a comparison of the Separate Account’s fee rate under the Agreement to the fee rates of any other comparable accounts managed by TAI or its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to TAI or its affiliates due to their relationship with the Separate Account aside from TAI’s direct fee payments pursuant to the Agreement; (5) information regarding TAI’s financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, business continuity plans, insurance coverage, compliance programs, any material pending litigation or compliance issues, portfolio trading and best execution practices, and any actual and potential conflicts of

24	2014 Semiannual Report ▪ TIAA Separate Account VA-1

continued

interest identified by TAI in connection with rendering services to the Separate Account; (6) information as to any profits earned by TAI in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related service agreements between the Separate Account and affiliates of TAI; (8) a copy of TAI’s Form ADV registration statement as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Managers); and (9) proposed narrative explanations of reasons why the Committee should renew the Agreement.

In considering whether to renew the Agreement with respect to the Separate Account, the Committee reviewed various factors with respect to the Separate Account, including: (1) the nature, extent and quality of services provided or to be provided by TAI to the Separate Account; (2) the Separate Account’s investment performance; (3) the costs of the services provided to the Separate Account, the profits realized or potential profits to be realized (if any) by TAI and its affiliates from their relationship with the Separate Account and recently implemented changes to the methodology utilized to allocate costs to the Separate Account; (4) fees charged by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Separate Account grows; (6) whether the fee schedule set forth in the Agreement reflects any such economies of scale for the benefit of Fund investors; (7) comparisons of services and fee rates with any contracts entered into by TAI with other clients to whom TAI provides comparable services; and (8) any other benefits derived or anticipated to be derived by TAI or its affiliates from their relationship with the Separate Account. As a general matter, the Committee viewed these factors in their totality, with no single factor being the principal factor in determining whether to renew the Agreement.

In reaching its decisions regarding the renewal of the Agreement for the Separate Account, the Board took into account the information described above, other information provided to the Committee in connection with this process, and relevant information provided to the Committee and to its Committees on an ongoing basis in connection with the Committee’s general oversight duties with respect to the Separate Account. In addition, the Committee received and considered information from its legal counsel as to certain relevant guidelines that relate to the renewal process under Section 15(c) of the 1940 Act and certain other legal authorities.

In deciding whether to renew the Agreement, each Member may have accorded different weight to different factors, and thus, each Member may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Separate Account. At its meeting on March 27, 2014, the Committee voted unanimously to renew the Agreement for the Separate Account. Set forth below are certain general factors the Committee considered, followed by a summary of certain specific factors the Committee considered specifically related to the Separate Account.

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	25

Management committee renewal of the investment management agreement (unaudited)

The nature, extent and quality of services

The Committee considered that TAI is an experienced investment adviser that has managed the Separate Account since its operations commenced. Investment professionals at TAI and its affiliates also manage the College Retirement Equities Fund (“CREF”) Accounts, the TIAA-CREF Life Funds and the TIAA-CREF Funds. Under the Agreement, TAI is responsible for, among other duties: managing the assets of the Separate Account, including conducting research, recommending investments and placing orders to buy and sell securities for the Separate Account’s investment portfolio; active daily monitoring of the investment portfolio by various personnel with specific responsibility for the particular types of investments in question; reporting on the investment performance of the Separate Account to the Committee on a regular basis; and carrying out, or overseeing the provision of, various administrative services to the Separate Account. The Committee considered that TAI has carried out these responsibilities in a competent and professional manner.

The Committee also considered, among other factors, the performance of the Separate Account, as discussed below. In addition, the Committee considered the nature and quality of non-portfolio management services provided by TAI and its affiliates. In this regard, the Committee considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and TAI’s oversight of those service providers and the outsourcing of certain services to other firms.

Investment performance

The Committee considered the investment performance of the Separate Account, over the periods indicated in the synopsis below. The Committee considered the Separate Account’s performance as compared to its peer universe and its benchmark index. The Board also reviewed the performance of the Separate Account before any reductions for fees or expenses. This analysis considered the impact of net asset value rounding and excluded the effects of fair valuation, securities lending and class action litigation on the Separate Account’s performance as compared to the performance of its benchmark index. In this regard, the Committee considered that the performance of the Separate Account generally compared favorably to its benchmark (after considering the effect of expenses incurred to operate the Separate Account and certain other relevant factors) and the Separate Account ranked in the top three performance quintiles versus its peer universe of mutual funds that underlie variable products in all reported time periods except the ten-year period. (For additional detail regarding the Separate Account’s performance, see the synopsis below.) Thus, the Committee concluded that, under the totality of circumstances considered, the investment performance of the Separate Account was within an acceptable range.

Cost and profitability

The Committee considered financial and profitability data relating to TAI for the calendar year 2013 with respect to the Separate Account based upon the cost

26	2014 Semiannual Report ▪ TIAA Separate Account VA-1

continued

allocation methodology utilized by TAI and its affiliates in 2013, as well as the new methodology to be utilized in 2014. The Committee acknowledged the reasonableness of having management fee rates which permit TAI to maintain and improve the quality of services provided to the Separate Account. The Committee considered that TAI had earned profits with respect to the Separate Account under the Agreement, but expected profits to decrease in the future under the new cost allocation methodology.

During its review of TAI’s profits, the Committee noted its ongoing efforts to examine the level of personnel and other resources available to TAI for its portfolio management functions so as to assess whether sufficient resources are being devoted to these functions.

Fees charged by other advisers

The Committee considered information regarding fees paid to other advisers for managing similar funds, as analyzed by Lipper. The Board determined that the management fee rate charged to the Separate Account under the Agreement typically was lower than the management fee rates charged by many or most other comparable mutual funds that underlie variable products. In this connection, the Committee also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between the Separate Account and its comparable mutual funds. Additionally, the Committee also considered the potential limitations of such comparisons due to the fact that, in many instances, Lipper based its comparisons on financial data relating to fiscal periods that differed from the period for which the Separate Account’s data were derived. Based on all factors considered, the Committee concluded that the management fee rates under the Agreement with respect to the Separate Account were within an acceptable range in relation to those charged by appropriate groups of comparable mutual funds.

Economies of scale

The Committee considered whether TAI has experienced, or is anticipated to experience, economies of scale in connection with the operation of the Separate Account. The Committee determined that the current fee rate at current asset levels generally was comparable to peer groups of mutual funds that underlie variable products. The Committee also noted that economies of scale were unlikely to be generated with respect to the Separate Account since its assets were unlikely to grow given that it was no longer being actively sold. Based on all factors considered, the Committee concluded that the Separate Account’s fee schedule was within an acceptable range in light of current and potential economies of scale considerations and its current asset level.

Fee comparison with other TAI clients

The Committee considered that TAI and its affiliates provide similar investment management services to other affiliated investment companies, including other

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	27

Management committee renewal of the investment management agreement (unaudited)

funds and accounts that are indexed to the Russell 3000® Index. The Committee considered the schedule of management fee rates for each of these funds and accounts. The Committee also considered TAI’s representation that, while the management fee rate charged to the Separate Account may differ from the management fee rates charged to these other funds and accounts, this is due in part to the fact that these other funds and accounts: are offered through products that charge additional fees to their investors; are offered in different types of markets; are provided with different types or levels of services by TAI; target different types of investors; and/or are packaged with other products, and that these factors, among others, justify different management fee rate schedules.

Other benefits

The Committee also considered additional benefits to the Separate Account and to TAI and its affiliates arising from the Agreement. For example, TAI and its affiliates may benefit from the advisory relationship with the Separate Account to the extent that this relationship results in potential investors viewing the TIAA-CREF group of companies as a leading retirement plan provider in the academic and nonprofit markets and as a single source for all their financial service needs. Both TAI and the Separate Account may benefit from economies of scale to the extent that the Separate Account is managed in the same manner and by the same personnel as certain of the TIAA-CREF Funds, TIAA-CREF Life Funds and CREF Accounts. Additionally, TAI and the Separate Account may benefit from TAI’s ability to acquire investment research related to its commission (i.e., soft dollar) arrangements.

Certain specific factors considered by the committee

The Committee considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Separate Account. If the Separate Account is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Committee in the reports prepared by Lipper. All time periods referenced below are ended December 31, 2013. Under the Morningstar rating system, 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The term “gross performance” as utilized below means a Fund’s performance without any reductions for fees or expenses.

Statements below regarding “net profit” refer to the fact that TAI earned a profit for the services that it rendered to the Separate Account during 2013 under the Agreement. For reference, one basis point is equal to 0.01%.

•	The Separate Account’s annual contractual management fee rate is 0.30% of average daily net assets, but is waived by TAI to an annual fee of 0.15% of average daily net assets.
•

The Separate Account’s total expenses and actual management fees were in the 5th and 1st quintiles, respectively, of the group of comparable funds selected by Lipper for expense comparison purposes and the universe of comparable funds selected by Lipper for expense comparison purposes, respectively.

28	2014 Semiannual Report ▪ TIAA Separate Account VA-1

concluded

•

The Separate Account did not have a group of comparable funds selected by Lipper for performance comparison purposes. The Fund was in the 2nd, 2nd, 3rd and 4th quintiles of the universe of comparable funds selected by Lipper for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively.

•	For the one- and three-year periods, the Separate Account’s relative gross performance as compared to its benchmark, the Russell 3000® Index, was –3 and +5 basis points, respectively.
•	The Separate Account received an Overall Morningstar Rating of 5 stars.
•	TAI earned a net profit with respect to its services to the Separate Account for the one-year period.

Based primarily on the foregoing factors and considerations, the Committee renewed the Agreement for the Separate Account.

TIAA Separate Account VA-1 ▪ 2014 Semiannual Report	29

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How to reach us

TIAA-CREF website	Insurance planning center
Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options	After-tax annuities and life insurance For an existing policy or contract 800 223-1200
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888 842-0318
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You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

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C17714	A10938 (8/14)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS (unaudited)

June 30, 2014

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.2%
3,241	*	American Axle & Manufacturing Holdings, Inc	$61
10,302		BorgWarner, Inc	672
2,813		Cooper Tire & Rubber Co	84
605	*	Cooper-Standard Holding, Inc	40
6,736		Dana Holding Corp	164
1,200	*,e	Dorman Products, Inc	59
1,013		Drew Industries, Inc	51
1,256	*	Federal Mogul Corp (Class A)	25
171,512		Ford Motor Co	2,957
520	*	Fox Factory Holding Corp	9
735	*	Fuel Systems Solutions, Inc	8
70,772		General Motors Co	2,569
6,807		Gentex Corp	198
1,535	*	Gentherm, Inc	68
10,982		Goodyear Tire & Rubber Co	305
9,642		Harley-Davidson, Inc	674
29,320		Johnson Controls, Inc	1,464
3,584		Lear Corp	320
2,342	*	Modine Manufacturing Co	37
670	*	Motorcar Parts of America, Inc	16
641		Remy International, Inc	15
357	*	Shiloh Industries, Inc	7
1,983		Spartan Motors, Inc	9
909		Standard Motor Products, Inc	41
1,336	*	Stoneridge, Inc	14
157		Strattec Security Corp	10
1,205		Superior Industries International, Inc	25
2,780	*	Tenneco, Inc	183
4,193	*,e	Tesla Motors, Inc	1,007
2,018		Thor Industries, Inc	115
897	*	Tower International, Inc	33
4,890	*	TRW Automotive Holdings Corp	438
2,234	*	Visteon Corp	217
1,327	*	Winnebago Industries, Inc	33

		TOTAL AUTOMOBILES & COMPONENTS	11,928

BANKS - 5.9%
810		1st Source Corp	25
1,172		1st United Bancorp, Inc	10
374		American National Bankshares, Inc	8
1,244	*	Ameris Bancorp	27
387	e	Ames National Corp	9
1,475		Apollo Residential Mortgage	25
597	e	Arrow Financial Corp	15
7,538		Associated Banc-Corp	136
4,208		Astoria Financial Corp	57
1,300	e	Banc of California, Inc	14
333		Bancfirst Corp	21
1,517		Banco Latinoamericano de Exportaciones S.A. (Class E)	45
4,426		Bancorpsouth, Inc	109
2,688		Bank Mutual Corp	16
464,159		Bank of America Corp	7,134
2,053		Bank of Hawaii Corp	120
291		Bank of Kentucky Financial Corp	10
288		Bank of Marin Bancorp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,526		Bank of the Ozarks, Inc	$118
1,044		BankFinancial Corp	12
2,795		BankUnited	94
824		Banner Corp	33
31,706		BB&T Corp	1,250
3,505		BBCN Bancorp, Inc	56
316	*	BBX Capital Corp	6
1,295	*	Beneficial Mutual Bancorp, Inc	18
1,072		Berkshire Hills Bancorp, Inc	25
812		BNC Bancorp	14
559	*	BofI Holding, Inc	41
1,204		BOK Financial Corp	80
3,543		Boston Private Financial Holdings, Inc	48
354		Bridge Bancorp, Inc	8
475	*	Bridge Capital Holdings	11
3,533		Brookline Bancorp, Inc	33
630		Bryn Mawr Bank Corp	18
460		Camden National Corp	18
1,121	*	Capital Bank Financial Corp	26
831		Capital City Bank Group, Inc	12
5,890		Capitol Federal Financial	72
1,503		Cardinal Financial Corp	28
1,376	*	Cascade Bancorp	7
3,338		Cathay General Bancorp	85
1,148		Centerstate Banks of Florida, Inc	13
987		Central Pacific Financial Corp	20
152		Century Bancorp, Inc	5
1,050		Charter Financial Corp	12
1,616		Chemical Financial Corp	45
8,710		CIT Group, Inc	399
134,087		Citigroup, Inc	6,316
533		Citizens & Northern Corp	10
726	e	City Holding Co	33
2,136		City National Corp	162
856		Clifton Bancorp, Inc	11
498		CNB Financial Corp	8
1,740		CoBiz, Inc	19
2,323		Columbia Banking System, Inc	61
8,538		Comerica, Inc	428
3,590		Commerce Bancshares, Inc	167
1,740		Community Bank System, Inc	63
1,103		Community Trust Bancorp, Inc	38
449	*,e	CommunityOne Bancorp	4
645	*	ConnectOne Bancorp, Inc	12
193		ConnectOne Bancorp, Inc (Old)	10
411	*	CU Bancorp	8
2,336		Cullen/Frost Bankers, Inc	185
1,005	*	Customers Bancorp, Inc	20
4,428		CVB Financial Corp	71
1,609		Dime Community Bancshares	25
946	*	Eagle Bancorp, Inc	32
7,192		East West Bancorp, Inc	252
301		Enterprise Bancorp, Inc	6
828		Enterprise Financial Services Corp	15
670		ESB Financial Corp	9
1,839	*	Essent Group Ltd	37
3,701		EverBank Financial Corp	75
384		Federal Agricultural Mortgage Corp (Class C)	12
470		Fidelity Southern Corp	6
37,559		Fifth Third Bancorp	802
664		Financial Institutions, Inc	16
720		First Bancorp (NC)	13
4,520	*	First Bancorp (Puerto Rico)	25
498		First Bancorp, Inc	9
3,831		First Busey Corp	22

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

180		First Business Financial Services, Inc	$8
334		First Citizens Bancshares, Inc (Class A)	82
4,700		First Commonwealth Financial Corp	43
680		First Community Bancshares, Inc	10
886		First Connecticut Bancorp	14
510		First Defiance Financial Corp	15
2,653		First Financial Bancorp	46
2,876	e	First Financial Bankshares, Inc	90
590		First Financial Corp	19
814		First Financial Northwest, Inc	9
10,417		First Horizon National Corp	124
654		First Interstate Bancsystem, Inc	18
1,580		First Merchants Corp	33
3,929		First Midwest Bancorp, Inc	67
670	*	First NBC Bank Holding Co	22
15,757		First Niagara Financial Group, Inc	138
288		First of Long Island Corp	11
6,074		First Republic Bank	334
8,203		FirstMerit Corp	162
890	*	Flagstar Bancorp, Inc	16
1,327		Flushing Financial Corp	27
7,364		FNB Corp	94
752		Fox Chase Bancorp, Inc	13
689	*	Franklin Financial Corp	15
8,756		Fulton Financial Corp	108
602		German American Bancorp, Inc	16
3,468		Glacier Bancorp, Inc	98
500		Great Southern Bancorp, Inc	16
710		Guaranty Bancorp	10
3,896		Hancock Holding Co	138
1,525		Hanmi Financial Corp	32
928		Heartland Financial USA, Inc	23
1,007		Heritage Commerce Corp	8
1,277		Heritage Financial Corp	21
917	*	Heritage Oaks Bancorp	7
2,256		Home Bancshares, Inc	74
3,132		Home Loan Servicing Solutions Ltd	71
444		HomeStreet, Inc	8
980	*	HomeTrust Bancshares, Inc	15
259		Horizon Bancorp	6
23,813		Hudson City Bancorp, Inc	234
754		Hudson Valley Holding Corp	14
38,444		Huntington Bancshares, Inc	367
1,370		IBERIABANK Corp	95
1,031		Independent Bank Corp (MA)	40
1,023	*	Independent Bank Corp (MI)	13
406		Independent Bank Group, Inc	23
2,385		International Bancshares Corp	64
9,196		Investors Bancorp, Inc	102
167,042		JPMorgan Chase & Co	9,625
638	*	Kearny Financial Corp	10
38,977		Keycorp	558
890	*	Ladder Capital Corp	16
1,185		Lakeland Bancorp, Inc	13
734		Lakeland Financial Corp	28
5,743	e	M&T Bank Corp	712
1,090	e	Macatawa Bank Corp	5
731		MainSource Financial Group, Inc	13
2,798		MB Financial, Inc	76
724		Mercantile Bank Corp	17
273		Merchants Bancshares, Inc	9
249	*	Meridian Interstate Bancorp, Inc	6
241		Meta Financial Group, Inc	10
14,797	*	MGIC Investment Corp	137
265		Midsouth Bancorp, Inc	5

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

334		MidWestOne Financial Group, Inc	$8
190	e	NASB Financial, Inc	4
2,387		National Bank Holdings Corp	48
357		National Bankshares, Inc	11
6,208		National Penn Bancshares, Inc	66
928	*,e	Nationstar Mortgage Holdings, Inc	34
1,992		NBT Bancorp, Inc	48
19,210	e	New York Community Bancorp, Inc	307
1,173	*	NewBridge Bancorp	9
2,265	*	NMI Holdings, Inc	24
2,646		Northfield Bancorp, Inc	35
302		Northrim BanCorp, Inc	8
4,319		Northwest Bancshares, Inc	59
741		OceanFirst Financial Corp	12
4,688	*	Ocwen Financial Corp	174
2,272		OFG Bancorp	42
343		Old Line Bancshares, Inc	5
4,647		Old National Bancorp	66
700		OmniAmerican Bancorp, Inc	17
232	*	Opus Bank	7
2,090		Oritani Financial Corp	32
991		Pacific Continental Corp	14
726	*	Pacific Premier Bancorp, Inc	10
4,503		PacWest Bancorp	194
529	e	Park National Corp	41
1,481		Park Sterling Bank	10
534		Peapack Gladstone Financial Corp	11
221		Penns Woods Bancorp, Inc	10
720	*	Pennsylvania Commerce Bancorp, Inc	17
575	*	PennyMac Financial Services, Inc	9
595		Peoples Bancorp, Inc	16
333		Peoples Financial Services Corp	17
12,770		People’s United Financial, Inc	194
1,766		Pinnacle Financial Partners, Inc	70
23,390		PNC Financial Services Group, Inc	2,083
4,451	*	Popular, Inc	152
564	*	Preferred Bank	13
3,026		PrivateBancorp, Inc	88
2,068		Prosperity Bancshares, Inc	129
2,748		Provident Financial Services, Inc	48
8,440		Radian Group, Inc	125
63,781		Regions Financial Corp	677
1,263		Renasant Corp	37
612		Republic Bancorp, Inc (Class A)	14
1,454	*	Republic First Bancorp, Inc	7
1,211		S&T Bancorp, Inc	30
1,250		Sandy Spring Bancorp, Inc	31
735	*	Seacoast Banking Corp of Florida	8
370		Sierra Bancorp	6
2,150	*	Signature Bank	271
905		Simmons First National Corp (Class A)	36
1,104		South State Corp	67
1,010	e	Southside Bancshares, Inc	29
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	27
4,266		Sterling Bancorp/DE	51
615		Stock Yards Bancorp, Inc	18
443		Stonegate Bank	11
601	*	Stonegate Mortgage Corp	8
513	*	Suffolk Bancorp	11
1,927	*	Sun Bancorp, Inc	8
23,516		SunTrust Banks, Inc	942
8,530		Susquehanna Bancshares, Inc	90
2,227	*	SVB Financial Group	260
5,186		Synovus Financial Corp	126

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

774	*	Talmer Bancorp Inc	$11
607	*	Taylor Capital Group, Inc	13
7,501		TCF Financial Corp	123
700		Territorial Bancorp, Inc	15
1,877	*	Texas Capital Bancshares, Inc	101
3,346	*	TFS Financial Corp	48
1,514	*	The Bancorp, Inc	18
664		Tompkins Trustco, Inc	32
1,255	e	TowneBank	20
286	*	Tree.com, Inc	8
726		Trico Bancshares	17
943	*	Tristate Capital Holdings, Inc	13
5,202		Trustco Bank Corp NY	35
3,090		Trustmark Corp	76
1,665		UMB Financial Corp	106
8,434		Umpqua Holdings Corp	151
2,125		Union Bankshares Corp	54
2,963		United Bankshares, Inc	96
2,012	*	United Community Banks, Inc	33
1,829	*	United Community Financial Corp	8
2,342		United Financial Bancorp, Inc	32
792		Univest Corp of Pennsylvania	16
75,810		US Bancorp	3,284
9,153	e	Valley National Bancorp	91
971	*	VantageSouth Bancshares, Inc	6
1,734		ViewPoint Financial Group	47
568	*	Walker & Dunlop, Inc	8
4,118		Washington Federal, Inc	92
881		Washington Trust Bancorp, Inc	32
1,507	*	Waterstone Financial, Inc	17
4,133		Webster Financial Corp	130
213,841		Wells Fargo & Co	11,239
1,213		WesBanco, Inc	38
746		West Bancorporation, Inc	11
1,162	e	Westamerica Bancorporation	61
3,370	*	Western Alliance Bancorp	80
2,922		Wilshire Bancorp, Inc	30
2,058		Wintrust Financial Corp	95
320		WSFS Financial Corp	24
662	*	Yadkin Financial Corp	12
8,430		Zions Bancorporation	248

		TOTAL BANKS	57,252

CAPITAL GOODS - 8.1%
28,875		3M Co	4,136
3,330		A.O. Smith Corp	165
1,276		Aaon, Inc	43
1,829		AAR Corp	50
2,045	*	Accuride Corp	10
1,483		Aceto Corp	27
3,131		Actuant Corp (Class A)	108
1,904		Acuity Brands, Inc	263
4,368	*	Aecom Technology Corp	141
1,808	*	Aegion Corp	42
831	*	Aerovironment, Inc	26
4,228		AGCO Corp	238
4,494		Air Lease Corp	173
2,801		Aircastle Ltd	50
374		Alamo Group, Inc	20
1,351		Albany International Corp (Class A)	51
4,471		Allegion plc	253
1,338		Alliant Techsystems, Inc	179
5,956		Allison Transmission Holdings, Inc	185
1,234		Altra Holdings, Inc	45

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

909	*	Ameresco, Inc	$6
440	e	American Railcar Industries, Inc	30
373		American Science & Engineering, Inc	26
475	*	American Woodmark Corp	15
10,645		Ametek, Inc	557
1,353		Apogee Enterprises, Inc	47
1,924		Applied Industrial Technologies, Inc	98
420		Argan, Inc	16
1,172	*	Armstrong World Industries, Inc	67
4,418	*	ArvinMeritor, Inc	58
729		Astec Industries, Inc	32
697	*	Astronics Corp	39
1,128		AZZ, Inc	52
4,672		Babcock & Wilcox Co	152
2,453		Barnes Group, Inc	95
4,244	*	BE Aerospace, Inc	393
2,092	*	Beacon Roofing Supply, Inc	69
2,508	*	Blount International, Inc	35
32,299		Boeing Co	4,110
2,200	e	Briggs & Stratton Corp	45
2,524	*	Builders FirstSource, Inc	19
793	*	CAI International, Inc	17
12,740	*,e	Capstone Turbine Corp	19
2,830		Carlisle Cos, Inc	245
27,555		Caterpillar, Inc	2,994
1,390	*	Chart Industries, Inc	115
4,350		Chicago Bridge & Iron Co NV	297
839		CIRCOR International, Inc	65
2,273		Clarcor, Inc	141
4,213	*	Colfax Corp	314
1,162		Columbus McKinnon Corp	31
1,853		Comfort Systems USA, Inc	29
1,268	*	Commercial Vehicle Group, Inc	13
535	*	Continental Building Products Inc	8
2,014		Crane Co	150
916		Cubic Corp	41
8,114		Cummins, Inc	1,252
2,140		Curtiss-Wright Corp	140
26,512		Danaher Corp	2,087
16,061		Deere & Co	1,454
3,419	*	DigitalGlobe, Inc	95
6,323		Donaldson Co, Inc	268
932		Douglas Dynamics, Inc	16
7,351		Dover Corp	669
485	*	Ducommun, Inc	13
567	*	DXP Enterprises, Inc	43
1,512	*	Dycom Industries, Inc	47
757		Dynamic Materials Corp	17
20,842		Eaton Corp	1,609
2,978		EMCOR Group, Inc	133
30,974		Emerson Electric Co	2,055
840		Encore Wire Corp	41
1,511	*,e	Energy Recovery, Inc	7
2,075		EnerSys	143
788	*	Engility Holdings, Inc	30
711	*	Enphase Energy, Inc	6
1,003	*,e	EnPro Industries, Inc	73
1,174		ESCO Technologies, Inc	41
1,364	*	Esterline Technologies Corp	157
8,194		Exelis, Inc	139
13,141	e	Fastenal Co	650
3,085	*	Federal Signal Corp	45
6,067		Flowserve Corp	451
7,023		Fluor Corp	540
7,322		Fortune Brands Home & Security, Inc	292

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,755		Foster Wheeler AG.	$128
2,155		Franklin Electric Co, Inc	87
635		Freightcar America, Inc	16
7,600	*,e	FuelCell Energy, Inc	18
2,145	*	Furmanite Corp	25
2,036		GATX Corp	136
2,932	*,e	GenCorp, Inc	56
2,206	*,e	Generac Holdings, Inc	108
2,068		General Cable Corp	53
13,147		General Dynamics Corp	1,532
442,623		General Electric Co	11,632
1,594	*	Gibraltar Industries, Inc	25
966		Global Brass & Copper Holdings, Inc	16
809		Global Power Equipment Group, Inc	13
993		Gorman-Rupp Co	35
2,678		Graco, Inc	209
4,898	*,e	GrafTech International Ltd	51
470		Graham Corp	16
1,832		Granite Construction, Inc	66
3,079	*	Great Lakes Dredge & Dock Corp	25
1,226	*	Greenbrier Cos, Inc	71
2,067		Griffon Corp	26
1,293	*	H&E Equipment Services, Inc	47
3,556		Harsco Corp	95
4,687	*	HD Supply Holdings, Inc	133
3,027		Heico Corp	157
4,317	*	Hexcel Corp	177
34,567		Honeywell International, Inc	3,213
800		Houston Wire & Cable Co	10
2,575		Hubbell, Inc (Class B)	317
2,166		Huntington Ingalls	205
316		Hurco Cos, Inc	9
481		Hyster-Yale Materials Handling, Inc	43
3,553		IDEX Corp	287
2,585	*	II-VI, Inc	37
15,073		Illinois Tool Works, Inc	1,320
11,938		Ingersoll-Rand plc	746
916		Insteel Industries, Inc	18
4,120		ITT Corp	198
5,784	*	Jacobs Engineering Group, Inc	308
1,308		John Bean Technologies Corp	41
4,327	e	Joy Global, Inc	267
386		Kadant, Inc	15
1,238		Kaman Corp	53
6,489		KBR, Inc	155
3,474		Kennametal, Inc	161
1,479	*,e	KEYW Holding Corp	19
1,860	*	Kratos Defense & Security Solutions, Inc	15
3,803		L-3 Communications Holdings, Inc	459
990	*,e	Layne Christensen Co	13
464		LB Foster Co (Class A)	25
2,170		Lennox International, Inc	194
3,555		Lincoln Electric Holdings, Inc	248
623	e	Lindsay Manufacturing Co	53
533	*,e	LMI Aerospace, Inc	7
11,546		Lockheed Martin Corp	1,856
1,293		LSI Industries, Inc	10
853	*	Lydall, Inc	23
650	*	Manitex International, Inc	11
6,133		Manitowoc Co, Inc	202
16,328		Masco Corp	363
2,813	*,e	Mastec, Inc	87
2,541	*	Middleby Corp	210
614		Miller Industries, Inc	13
1,960	*	Moog, Inc (Class A)	143

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,441	*	MRC Global, Inc	$97
2,092		MSC Industrial Direct Co (Class A)	200
2,568		Mueller Industries, Inc	76
7,534		Mueller Water Products, Inc (Class A)	65
881	*	MYR Group, Inc	22
206	e	National Presto Industries, Inc	15
2,730	*,e	Navistar International Corp	102
1,244	*	NCI Building Systems, Inc	24
822		NN, Inc	21
2,839		Nordson Corp	228
383	*	Nortek, Inc	34
9,452		Northrop Grumman Corp	1,131
435	*	Northwest Pipe Co	18
4,741	*	NOW, Inc	172
2,760	*	Orbital Sciences Corp	82
1,499	*	Orion Marine Group, Inc	16
4,025		Oshkosh Truck Corp	224
5,191	*	Owens Corning, Inc	201
15,835		Paccar, Inc	995
4,849		Pall Corp	414
6,521		Parker Hannifin Corp	820
205	*	Patrick Industries, Inc	10
8,540		Pentair plc	616
1,399	*	Perini Corp	44
1,472	*	Pgt, Inc	13
1,025	*	Pike Electric Corp	9
7,340	*	Plug Power, Inc	34
738	*	Ply Gem Holdings, Inc	7
2,131	*,e	Polypore International, Inc	102
416		Powell Industries, Inc	27
193	*	Power Solutions International, Inc	14
751	*,e	PowerSecure International, Inc	7
6,389		Precision Castparts Corp	1,613
96		Preformed Line Products Co	5
1,410		Primoris Services Corp	41
1,003	*,e	Proto Labs, Inc	82
1,720		Quanex Building Products Corp	31
9,139	*	Quanta Services, Inc	316
1,726		Raven Industries, Inc	57
13,808		Raytheon Co	1,274
1,025		RBC Bearings, Inc	66
1,981		Regal-Beloit Corp	156
1,359	*,e	Revolution Lighting Technologies, Inc	3
3,306	*	Rexnord Corp	93
6,107		Rockwell Automation, Inc	764
5,892		Rockwell Collins, Inc	460
4,403		Roper Industries, Inc	643
1,703	*	Rush Enterprises, Inc (Class A)	59
1,742		Simpson Manufacturing Co, Inc	63
2,504		Snap-On, Inc	297
1,876	*,e	SolarCity Corp	132
460	*	Sparton Corp	13
5,621	*	Spirit Aerosystems Holdings, Inc (Class A)	189
1,936		SPX Corp	210
616		Standex International Corp	46
6,886		Stanley Works	605
701	*	Sterling Construction Co, Inc	7
626	*	Stock Building Supply Holdings, Inc	12
1,027		Sun Hydraulics Corp	42
1,507	e	TAL International Group, Inc	67
1,988	*	Taser International, Inc	26
1,657	*	Teledyne Technologies, Inc	161
851		Tennant Co	65
4,925		Terex Corp	202
967	e	Textainer Group Holdings Ltd	37

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,351		Textron, Inc	$473
431	*,e	The ExOne Company	17
1,423	*	Thermon Group Holdings	37
3,466		Timken Co	235
2,439	e	Titan International, Inc	41
784	*,e	Titan Machinery, Inc	13
2,449		Toro Co	156
2,397		TransDigm Group, Inc	401
1,428	*,e	Trex Co, Inc	41
1,999	*	Trimas Corp	76
6,836		Trinity Industries, Inc	299
2,183		Triumph Group, Inc	152
370		Twin Disc, Inc	12
4,317	*	United Rentals, Inc	452
40,462		United Technologies Corp	4,671
979		Universal Forest Products, Inc	47
3,045		URS Corp	140
4,124	*	USG Corp	124
1,107	e	Valmont Industries, Inc	168
1,023	*	Vicor Corp	9
2,575		W.W. Grainger, Inc	655
3,136	*	Wabash National Corp	45
2,537	*	WABCO Holdings, Inc	271
1,168		Watsco, Inc	120
1,120		Watts Water Technologies, Inc (Class A)	69
2,122	*,e	WESCO International, Inc	183
4,279		Westinghouse Air Brake Technologies Corp	353
2,918		Woodward Governor Co	146
502	*	Xerium Technologies, Inc	7
8,120		Xylem, Inc	317

		TOTAL CAPITAL GOODS	78,872

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,600		ABM Industries, Inc	70
2,247	e	Acacia Research (Acacia Technologies)	40
5,555	*	ACCO Brands Corp	36
1,016		Administaff, Inc	33
8,256	e	ADT Corp	288
1,661	*	Advisory Board Co	86
928		American Ecology Corp	45
2,166	*	ARC Document Solutions, Inc	13
383		Barrett Business Services, Inc	18
2,120		Brady Corp (Class A)	63
2,034		Brink’s Co	57
1,375	*	Casella Waste Systems, Inc (Class A)	7
2,526	*	CBIZ, Inc	23
669		CDI Corp	10
948		Ceco Environmental Corp	15
3,345	*,e	Cenveo, Inc	12
4,401		Cintas Corp	280
4,150	*	Civeo Corp	104
2,765	*	Clean Harbors, Inc	178
4,957	*	Copart, Inc	178
1,551		Corporate Executive Board Co	106
5,298		Corrections Corp of America	174
4,991		Covanta Holding Corp	103
555	*	CRA International, Inc	13
2,211		Deluxe Corp	129
1,730		Dun & Bradstreet Corp	191
1,357		Ennis, Inc	21
5,386		Equifax, Inc	391
641		Exponent, Inc	47
419	*	Franklin Covey Co	8
1,807	*	FTI Consulting, Inc	68

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

916		G & K Services, Inc (Class A)	$48
3,325		Geo Group, Inc	119
645	*	GP Strategies Corp	17
3,373		Healthcare Services Group	99
943		Heidrick & Struggles International, Inc	17
218	*	Heritage-Crystal Clean, Inc	4
2,682		Herman Miller, Inc	81
1,049	*	Hill International, Inc	7
1,986		HNI Corp	78
1,045	*	Huron Consulting Group, Inc	74
892	*	ICF International, Inc	32
7,377	*	ICO Global Communications Holdings Ltd	13
3,004	*	IHS, Inc (Class A)	408
1,756	*	Innerworkings, Inc	15
2,666		Interface, Inc	50
7,789		Iron Mountain, Inc	276
6,167		KAR Auction Services, Inc	197
1,394		Kelly Services, Inc (Class A)	24
1,380		Kforce, Inc	30
1,737		Kimball International, Inc (Class B)	29
2,203		Knoll, Inc	38
2,239	*	Korn/Ferry International	66
3,533		Manpower, Inc	300
1,316		McGrath RentCorp	48
757	*	Mistras Group, Inc	19
2,061		Mobile Mini, Inc	99
1,290		MSA Safety, Inc	74
514		Multi-Color Corp	21
2,186	*	Navigant Consulting, Inc	38
12,436		Nielsen Holdings NV	602
563		NL Industries, Inc	5
2,393	*	On Assignment, Inc	85
361	*	Paylocity Holding Corp	8
931	*	Performant Financial Corp	9
9,167		Pitney Bowes, Inc	253
891		Quad	20
8,857		R.R. Donnelley & Sons Co	150
11,681		Republic Services, Inc	443
1,664		Resources Connection, Inc	22
6,158		Robert Half International, Inc	294
2,795		Rollins, Inc	84
2,316	*	RPX Corp	41
585		Schawk, Inc (Class A)	12
672	*	SP Plus Corp	14
3,734		Steelcase, Inc (Class A)	56
3,735	*	Stericycle, Inc	442
946	*	Team, Inc	39
2,577		Tetra Tech, Inc	71
2,980		Towers Watson & Co	311
690	*	TriNet Group, Inc	17
1,954	*	TrueBlue, Inc	54
20,353		Tyco International Ltd	928
650		Unifirst Corp	69
1,860		United Stationers, Inc	77
7,349	*	Verisk Analytics, Inc	441
1,084		Viad Corp	26
205		VSE Corp	14
1,558	*	WageWorks, Inc	75
5,329		Waste Connections, Inc	259
20,545		Waste Management, Inc	919
1,694		West Corp	45

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	11,013

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

CONSUMER DURABLES & APPAREL - 1.5%
653		Arctic Cat, Inc	$26
970	*	Beazer Homes USA, Inc	20
715	*,e	Black Diamond, Inc	8
4,089		Brunswick Corp	172
3,430		Callaway Golf Co	29
2,365		Carter’s, Inc	163
379	*	Cavco Industries, Inc	32
12,103		Coach, Inc	414
562		Columbia Sportswear Co	46
4,050	*	CROCS, Inc	61
269		CSS Industries, Inc	7
222		Culp, Inc	4
1,570	*	Deckers Outdoor Corp	136
12,692		DR Horton, Inc	312
458		Escalade, Inc	7
1,299	e	Ethan Allen Interiors, Inc	32
462	*,e	EveryWare Global, Inc	1
59		Flexsteel Industries, Inc	2
2,061	*	Fossil Group, Inc	215
5,766	e	Garmin Ltd	351
811	*	G-III Apparel Group Ltd	66
4,310		Hanesbrands, Inc	424
3,112		Harman International Industries, Inc	334
5,109		Hasbro, Inc	271
1,227	*	Helen of Troy Ltd	74
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	25
2,023	*	Iconix Brand Group, Inc	87
1,204	*,e	iRobot Corp	49
816	e	Jakks Pacific, Inc	6
5,152	*	Jarden Corp	306
232		Johnson Outdoors, Inc	6
5,284	*	Kate Spade & Co	202
3,831	e	KB Home	72
2,552		La-Z-Boy, Inc	59
2,910	*,e	Leapfrog Enterprises, Inc	21
6,125		Leggett & Platt, Inc	210
7,572		Lennar Corp (Class A)	318
624	*	LGI Homes, Inc	11
847	*	Libbey, Inc	23
362		Lifetime Brands, Inc	6
862	*	M/I Homes, Inc	21
300	*	Malibu Boats Inc	6
441		Marine Products Corp	4
14,917		Mattel, Inc	581
1,887	*	MDC Holdings, Inc	57
1,657	*	Meritage Homes Corp	70
8,934	*	Michael Kors Holdings Ltd	792
2,729	*	Mohawk Industries, Inc	378
817		Movado Group, Inc	34
271		Nacco Industries, Inc (Class A)	14
1,389	*	Nautilus, Inc	15
12,211		Newell Rubbermaid, Inc	378
30,829		Nike, Inc (Class B)	2,391
189	*	NVR, Inc	218
621		Oxford Industries, Inc	41
546	*	Perry Ellis International, Inc	10
3,635		Phillips-Van Heusen Corp	424
2,930		Polaris Industries, Inc	382
2,133		Pool Corp	121
16,729		Pulte Homes, Inc	337
6,076	*	Quiksilver, Inc	22
2,607		Ralph Lauren Corp	419
444		RG Barry Corp	8
2,065		Ryland Group, Inc	81

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,734	*	Skechers U.S.A., Inc (Class A)	$79
796	*	Skullcandy, Inc	6
2,449	*,e	Smith & Wesson Holding Corp	36
6,786	*	Standard-Pacific Corp	58
2,682	*	Steven Madden Ltd	92
887		Sturm Ruger & Co, Inc	52
995	*	Taylor Morrison Home Corp	22
2,758	*	Tempur-Pedic International, Inc	165
7,450	*	Toll Brothers, Inc	275
650	*,e	TRI Pointe Homes, Inc	10
2,191	*	Tumi Holdings, Inc	44
2,245		Tupperware Corp	188
7,664	*,e	Under Armour, Inc (Class A)	456
700	*	Unifi, Inc	19
787	*	Universal Electronics, Inc	39
1,001	*,e	Vera Bradley, Inc	22
15,232		VF Corp	960
499	*	Vince Holding Corp	18
495	*	WCI Communities, Inc	10
378		Weyco Group, Inc	10
3,433		Whirlpool Corp	478
638	*	William Lyon Homes, Inc	19
4,604		Wolverine World Wide, Inc	120

		TOTAL CONSUMER DURABLES & APPAREL	14,590

CONSUMER SERVICES - 2.1%
462	*	2U, Inc	8
812	*	American Public Education, Inc	28
4,416	*	Apollo Group, Inc (Class A)	138
1,550		ARAMARK Holdings Corp	40
692	*	Ascent Media Corp (Series A)	46
1,860	*	Bally Technologies, Inc	122
1,195	*	BJ’s Restaurants, Inc	42
3,391	*	Bloomin’ Brands, Inc	76
1,085		Bob Evans Farms, Inc	54
3,388	*	Boyd Gaming Corp	41
987	*	Bravo Brio Restaurant Group, Inc	15
877	*	Bridgepoint Education, Inc	12
1,362	*	Bright Horizons Family Solutions	58
2,939		Brinker International, Inc	143
859	*	Buffalo Wild Wings, Inc	142
3,570		Burger King Worldwide, Inc	97
1,990	*,e	Caesars Entertainment Corp	36
428		Capella Education Co	23
3,103	*	Career Education Corp	15
18,569		Carnival Corp	699
741		Carriage Services, Inc	13
1,619	*	Carrols Restaurant Group, Inc	12
749		CBRL Group, Inc	75
2,203		Cheesecake Factory	102
3,194	*,e	Chegg, Inc	22
1,373	*	Chipotle Mexican Grill, Inc (Class A)	814
1,471		Choice Hotels International, Inc	69
595		Churchill Downs, Inc	54
751	*	Chuy’s Holdings, Inc	27
770		ClubCorp Holdings, Inc	14
328		Collectors Universe	6
5,864		Darden Restaurants, Inc	271
1,033	*	Del Frisco’s Restaurant Group, Inc	28
4,746	*	Denny’s Corp	31
2,747		DeVry, Inc	116
1,565	*	Diamond Resorts International, Inc	36
740		DineEquity, Inc	59
2,534		Domino’s Pizza, Inc	185

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,115		Dunkin Brands Group, Inc	$188
1,176	*,e	Education Management Corp	2
289		Einstein Noah Restaurant Group, Inc	5
191	*	Famous Dave’s of America, Inc	5
1,193	*	Fiesta Restaurant Group, Inc	55
170		Graham Holdings Co	122
2,029	*	Grand Canyon Education, Inc	93
12,230		H&R Block, Inc	410
2,578		Hillenbrand, Inc	84
5,630	*	Hilton Worldwide Holdings, Inc	131
4,828	*	Houghton Mifflin Harcourt Co	92
1,831	*	Hyatt Hotels Corp	112
309	*,e	Ignite Restaurant Group, Inc	4
10,904		International Game Technology	173
903		International Speedway Corp (Class A)	30
1,901		Interval Leisure Group, Inc	42
634	*	Intrawest Resorts Holdings Inc	7
1,142	*	Isle of Capri Casinos, Inc	10
997	*,e	ITT Educational Services, Inc	17
1,765		Jack in the Box, Inc	106
649	*	Jamba, Inc	8
203	*	JTH Holding, Inc	7
1,518	*,e	K12, Inc	37
2,917	*	Krispy Kreme Doughnuts, Inc	47
1,970	*	La Quinta Holdings, Inc	38
16,595		Las Vegas Sands Corp	1,265
1,963	*,e	Life Time Fitness, Inc	96
3,575	*	LifeLock, Inc	50
840		Marcus Corp	15
9,780		Marriott International, Inc (Class A)	627
1,250	*	Marriott Vacations Worldwide Corp	73
1,275		Matthews International Corp (Class A)	53
43,622		McDonald’s Corp	4,394
16,424	*	MGM Mirage	434
388	*	Monarch Casino & Resort, Inc	6
1,158	*	Morgans Hotel Group Co	9
1,276	*	Multimedia Games, Inc	38
141	*	Nathan’s Famous, Inc	8
400	*,e	Noodles & Co	14
1,315	*	Norwegian Cruise Line Holdings Ltd	42
4,377	*	Orient-Express Hotels Ltd	64
1,158	*	Panera Bread Co (Class A)	173
1,434		Papa John’s International, Inc	61
3,077	*	Penn National Gaming, Inc	37
3,229	*	Pinnacle Entertainment, Inc	81
1,093	*	Popeyes Louisiana Kitchen, Inc	48
675	*	Potbelly Corp	11
666	*	Red Robin Gourmet Burgers, Inc	47
2,200		Regis Corp	31
7,330		Royal Caribbean Cruises Ltd	408
3,070	*	Ruby Tuesday, Inc	23
1,588		Ruth’s Chris Steak House, Inc	20
1,968	*	Scientific Games Corp (Class A)	22
2,991		SeaWorld Entertainment, Inc	85
9,418		Service Corp International	195
3,014		Six Flags Entertainment Corp	128
2,451	*	Sonic Corp	54
3,133		Sotheby’s (Class A)	132
581		Speedway Motorsports, Inc	11
33,204		Starbucks Corp	2,569
8,476		Starwood Hotels & Resorts Worldwide, Inc	685
70	*	Steak N Shake Co	30
636	*	Steiner Leisure Ltd	28
491	*	Strayer Education, Inc	26
2,872		Texas Roadhouse, Inc (Class A)	75

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,028		Universal Technical Institute, Inc	$12
1,645		Vail Resorts, Inc	127
1,296	e	Weight Watchers International, Inc	26
12,106		Wendy’s	103
5,619		Wyndham Worldwide Corp	425
3,574		Wynn Resorts Ltd	742
19,477		Yum! Brands, Inc	1,582
266	*	Zoe’s Kitchen, Inc	9

		TOTAL CONSUMER SERVICES	20,788

DIVERSIFIED FINANCIALS - 4.2%
2,314	*	Affiliated Managers Group, Inc	475
11,926	*	Ally Financial, Inc	285
40,036		American Express Co	3,798
8,330		Ameriprise Financial, Inc	1,000
1,215		Artisan Partners Asset Management, Inc	69
50,338		Bank of New York Mellon Corp	1,887
7,666		BGC Partners, Inc (Class A)	57
5,628		BlackRock, Inc	1,799
1,288		Calamos Asset Management, Inc (Class A)	17
25,231		Capital One Financial Corp	2,084
1,340		Cash America International, Inc	60
3,805		CBOE Holdings, Inc	187
48,819		Charles Schwab Corp	1,315
14,028		CME Group, Inc	995
1,086	e	Cohen & Steers, Inc	47
594	*	Consumer Portfolio Services, Inc	5
1,380		CorEnergy Infrastructure Trust, Inc	10
5,330	*	Cowen Group, Inc	23
296	*	Credit Acceptance Corp	36
118		Diamond Hill Investment Group, Inc	15
20,575		Discover Financial Services	1,275
12,938	*	E*Trade Financial Corp	275
5,318		Eaton Vance Corp	201
1,165	*,e	Encore Capital Group, Inc	53
1,394		Evercore Partners, Inc (Class A)	80
2,322	*	Ezcorp, Inc (Class A)	27
673	*	FBR & Co	18
4,144	e	Federated Investors, Inc (Class B)	128
2,248		Financial Engines, Inc	102
1,340	*	First Cash Financial Services, Inc	77
17,518		Franklin Resources, Inc	1,013
727	e	Friedman Billings Ramsey Group, Inc (Class A)	20
1,682	e	FXCM, Inc	25
1,067		Gain Capital Holdings, Inc	8
349		GAMCO Investors, Inc (Class A)	29
3,928		GFI Group, Inc	13
19,735		Goldman Sachs Group, Inc	3,304
1,122	*	Green Dot Corp	21
1,492	e	Greenhill & Co, Inc	74
1,489		HFF, Inc (Class A)	55
2,025		Interactive Brokers Group, Inc (Class A)	47
5,081		IntercontinentalExchange Group, Inc	960
675	*	International Assets Holding Corp	13
1,945	*	Internet Capital Group, Inc	41
19,098		Invesco Ltd	721
1,857	*	Investment Technology Group, Inc	31
32,597	e	iShares Russell 3000 Index Fund	3,838
6,720	e	Janus Capital Group, Inc	84
525	*	JGWPT Holdings, Inc	6
1,997	*	KCG Holdings, Inc	24
5,033	*	Ladenburg Thalmann Financial Services, Inc	16
5,453		Lazard Ltd (Class A)	281
5,079		Legg Mason, Inc	261

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

16,253		Leucadia National Corp	$426
2,588		LPL Financial Holdings, Inc	129
671		Manning & Napier, Inc	12
359	*	Marcus & Millichap, Inc	9
1,771		MarketAxess Holdings, Inc	96
418		Marlin Business Services Corp	8
12,028		McGraw-Hill Financial, Inc	999
329	*	Moelis & Co	11
8,344		Moody’s Corp	731
67,613		Morgan Stanley	2,186
5,496	*	MSCI, Inc (Class A)	252
5,098		NASDAQ OMX Group, Inc	197
19,100		Navient Corp	338
913		Nelnet, Inc (Class A)	38
959	*	NewStar Financial, Inc	14
489		Nicholas Financial, Inc	7
10,449		Northern Trust Corp	671
448		Oppenheimer Holdings, Inc	11
2,595	*	PHH Corp	60
1,198	*	Pico Holdings, Inc	28
935	*	Piper Jaffray Cos	48
2,236	*	Portfolio Recovery Associates, Inc	133
527		Pzena Investment Management, Inc (Class A)	6
5,235		Raymond James Financial, Inc	266
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	6
1,299	*	Safeguard Scientifics, Inc	27
3,870		Santander Consumer USA Holdings, Inc	75
6,909		SEI Investments Co	226
19,100		SLM Corp	159
12,969		SPDR Trust Series 1	2,538
1,210	*,e	Springleaf Holdings, Inc	31
18,992		State Street Corp	1,277
2,900	*	Stifel Financial Corp	137
1,726	*	SWS Group, Inc	13
11,638		T Rowe Price Group, Inc	982
10,647		TD Ameritrade Holding Corp	334
311	*	Virtus Investment Partners, Inc	66
3,210		Voya Financial, Inc	117
3,755		Waddell & Reed Financial, Inc (Class A)	235
1,683	*,e	Walter Investment Management Corp	50
322		Westwood Holdings Group, Inc	19
4,611	*,e	WisdomTree Investments, Inc	57
501	*,e	World Acceptance Corp	38

		TOTAL DIVERSIFIED FINANCIALS	40,352

ENERGY - 9.7%
4,200	*	Abraxas Petroleum Corp	26
99		Adams Resources & Energy, Inc	8
783		Alon USA Energy, Inc	10
9,079	*,e	Alpha Natural Resources, Inc	34
1,284	*	American Eagle Energy Corp	8
885	*,e	Amyris Biotechnologies, Inc	3
22,293		Anadarko Petroleum Corp	2,440
2,348	*	Antero Resources Corp	154
17,026		Apache Corp	1,713
460	*	APCO Argentina, Inc	7
1,605	*,e	Approach Resources, Inc	36
9,903	e	Arch Coal, Inc	36
224		Ardmore Shipping Corp	3
2,268	*	Athlon Energy, Inc	108
2,302	*	Atwood Oceanics, Inc	121
19,245		Baker Hughes, Inc	1,433
1,205	*	Basic Energy Services, Inc	35

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,221	*,e	Bill Barrett Corp	$59
1,448	*	Bonanza Creek Energy, Inc	83
4,811	*,e	BPZ Energy, Inc	15
1,469		Bristow Group, Inc	118
2,159	*	C&J Energy Services, Inc	73
18,740		Cabot Oil & Gas Corp	640
1,777	*	Callon Petroleum Co	21
9,006	*	Cameron International Corp	610
905	e	CARBO Ceramics, Inc	139
1,963	*	Carrizo Oil & Gas, Inc	136
2,040	*,e	CHC Group Ltd	17
10,928	*	Cheniere Energy, Inc	784
25,600		Chesapeake Energy Corp	796
84,026		Chevron Corp	10,970
3,956		Cimarex Energy Co	568
262	*	Clayton Williams Energy, Inc	36
3,211	*,e	Clean Energy Fuels Corp	38
2,429	*	Cloud Peak Energy, Inc	45
15,473	*	Cobalt International Energy, Inc	284
2,095		Comstock Resources, Inc	60
4,974	*	Concho Resources, Inc	719
54,239		ConocoPhillips	4,650
10,148		Consol Energy, Inc	468
670	*	Contango Oil & Gas Co	28
1,756	*,e	Continental Resources, Inc	278
762	e	CVR Energy, Inc	37
378		Dawson Geophysical Co	11
1,604		Delek US Holdings, Inc	45
17,082		Denbury Resources, Inc	315
17,998		Devon Energy Corp	1,429
3,122		DHT Holdings, Inc	22
3,060	e	Diamond Offshore Drilling, Inc	152
1,685	*	Diamondback Energy, Inc	150
329	*	Dorian LPG Ltd	8
3,226	*	Dresser-Rand Group, Inc	206
1,710	*	Dril-Quip, Inc	187
2,450	*,e	Emerald Oil, Inc	19
3,245		Energen Corp	288
4,493	e	Energy XXI Bermuda Ltd	106
24,120		EOG Resources, Inc	2,819
2,050	*,e	EP Energy Corp	47
619		Equal Energy Ltd	3
6,694		Equitable Resources, Inc	716
891	*	Era Group, Inc	26
668		Evolution Petroleum Corp	7
7,464	e	EXCO Resources, Inc	44
2,632		Exterran Holdings, Inc	118
189,545	d	Exxon Mobil Corp	19,083
10,486	*	FMC Technologies, Inc	640
5,689	*	Forest Oil Corp	13
1,662	*	Forum Energy Technologies, Inc	61
1,860		Frank’s International NV	46
2,722	*,e	Frontline Ltd	8
2,612	*,e	FX Energy, Inc	9
1,114		GasLog Ltd	36
2,282	*	Gastar Exploration, Inc	20
626	*,e	Geospace Technologies Corp	34
519	*	Glori Energy, Inc	6
2,014	e	Golar LNG Ltd	121
1,342	*,e	Goodrich Petroleum Corp	37
1,640		Green Plains Renewable Energy, Inc	54
727		Gulf Island Fabrication, Inc	16
1,158		Gulfmark Offshore, Inc	52
3,777	*	Gulfport Energy Corp	237
11,520	*,e	Halcon Resources Corp	84

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

37,278		Halliburton Co	$2,647
1,942	*	Harvest Natural Resources, Inc	10
4,809	*	Helix Energy Solutions Group, Inc	127
4,205		Helmerich & Payne, Inc	488
6,596	*	Hercules Offshore, Inc	26
12,261		Hess Corp	1,212
8,778		Holly Corp	383
1,645	*,e	Hornbeck Offshore Services, Inc	77
6,522	*	ION Geophysical Corp	28
61	*	Isramco, Inc	8
6,174	*	Key Energy Services, Inc	56
29,394		Kinder Morgan, Inc	1,066
1,322	*,e	KiOR, Inc (Class A)	0	^
1,449		Knightsbridge Tankers Ltd	21
11,749	*	Kodiak Oil & Gas Corp	171
4,626	*	Kosmos Energy LLC	52
3,428	*	Laredo Petroleum Holdings, Inc	106
8,756	*	Magnum Hunter Resources Corp	72
29,846		Marathon Oil Corp	1,191
11,099		Marathon Petroleum Corp	866
3,228	*	Matador Resources Co	94
1,193	*	Matrix Service Co	39
10,530	*,e	McDermott International, Inc	85
1,188	*,e	Midstates Petroleum Co, Inc	9
738	*,e	Miller Petroleum, Inc	5
507	*	Mitcham Industries, Inc	7
7,704		Murphy Oil Corp	512
13,140		Nabors Industries Ltd	386
18,967		National Oilwell Varco, Inc	1,562
561	*	Natural Gas Services Group, Inc	19
3,582		Navios Maritime Acq Corp	13
5,911	*	Newfield Exploration Co	261
3,910	*	Newpark Resources, Inc	49
15,920		Noble Energy, Inc	1,233
3,925	e	Nordic American Tanker Shipping	37
2,710		North Atlantic Drilling Ltd	29
3,091	*,e	Northern Oil And Gas, Inc	50
645	*,e	Nuverra Environmental Solutions, Inc	13
4,474	*	Oasis Petroleum, Inc	250
35,714		Occidental Petroleum Corp	3,665
4,771		Oceaneering International, Inc	373
2,073	*	Oil States International, Inc	133
9,177		Oneok, Inc	625
656	*	Pacific Ethanol, Inc	10
324		Panhandle Oil and Gas, Inc (Class A)	18
5,410	*	Parker Drilling Co	35
2,213	*	Parsley Energy, Inc	53
6,387		Patterson-UTI Energy, Inc	223
1,108		PBF Energy, Inc	30
1,585	*	PDC Energy, Inc	100
11,958	e	Peabody Energy Corp	195
2,923	*,e	Penn Virginia Corp	50
2,768	*	Petroquest Energy, Inc	21
620	*	PHI, Inc	28
25,119		Phillips 66	2,020
2,681	*	Pioneer Energy Services Corp	47
6,312		Pioneer Natural Resources Co	1,451
8,195		Questar Market Resources, Inc	283
5,806	*,e	Quicksilver Resources, Inc	15
7,287		Range Resources Corp	634
970	*	Renewable Energy Group, Inc	11
3,121	*	Resolute Energy Corp	27
2,049	*	Rex Energy Corp	36
303	*	Rex Stores Corp	22
2,217	*	Rice Energy, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

611	*	RigNet, Inc	$33
843	*	Ring Energy, Inc	15
2,709	*	Rosetta Resources, Inc	149
5,316		Rowan Cos plc	170
3,162		RPC, Inc	74
972	*	RSP Permian, Inc	32
2,020	*,e	Sanchez Energy Corp	76
22,601	*,e	SandRidge Energy, Inc	162
57,404		Schlumberger Ltd	6,771
7,391	e	Scorpio Tankers, Inc	75
891	*	SEACOR Holdings, Inc	73
16,184	e	Seadrill Ltd	647
2,014		SemGroup Corp	159
2,365	e	Ship Finance International Ltd	44
3,383	*,e	Solazyme, Inc	40
16,101	*	Southwestern Energy Co	732
29,771		Spectra Energy Corp	1,265
2,953		St. Mary Land & Exploration Co	248
2,483	*	Stone Energy Corp	116
6,925		Superior Energy Services	250
2,133	*,e	Swift Energy Co	28
2,962	*	Synergy Resources Corp	39
1,414		Targa Resources Investments, Inc	197
2,010		Teekay Corp	125
2,124	e	Teekay Tankers Ltd (Class A)	9
1,519		Tesco Corp	32
5,702		Tesoro Corp	335
3,896	*	Tetra Technologies, Inc	46
2,198		Tidewater, Inc	123
1,041	*	TransAtlantic Petroleum Ltd	12
3,320	*	Triangle Petroleum Corp	39
6,760	*,e	Ultra Petroleum Corp	201
2,246	*	Unit Corp	155
2,578	*	Vaalco Energy, Inc	19
23,547		Valero Energy Corp	1,180
9,477	*	Vantage Drilling Co	18
1,693		W&T Offshore, Inc	28
3,436	*	Warren Resources, Inc	21
2,337		Western Refining, Inc	88
510	*	Westmoreland Coal Co	18
5,396	*	Whiting Petroleum Corp	433
2,126	*	Willbros Group, Inc	26
30,324		Williams Cos, Inc	1,765
3,179		World Fuel Services Corp	156
9,159	*	WPX Energy, Inc	219

		TOTAL ENERGY	94,997

FOOD & STAPLES RETAILING - 1.9%
1,284		Andersons, Inc	66
1,705		Casey’s General Stores, Inc	120
776	*	Chefs’ Warehouse Holdings, Inc	15
19,350		Costco Wholesale Corp	2,228
51,613		CVS Corp	3,890
715	*,e	Fairway Group Holdings Corp	5
1,879	*,e	Fresh Market, Inc	63
700		Ingles Markets, Inc (Class A)	19
22,481		Kroger Co	1,111
1,422		Liberator Medical Holdings, Inc	5
345	*	Natural Grocers by Vitamin C	7
1,214	*	Pantry, Inc	20
882		Pricesmart, Inc	77
41,050	*	Rite Aid Corp	294
1,140		Roundy’s, Inc	6
10,175		Safeway, Inc	350
1,809		Spartan Stores, Inc	38

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,324	*,e	Sprouts Farmers Market, Inc	$142
9,250	*	Supervalu, Inc	76
831	*	Susser Holdings Corp	67
25,798		Sysco Corp	966
2,264	*	United Natural Foods, Inc	147
292		Village Super Market (Class A)	7
42,075		Walgreen Co	3,119
70,327		Wal-Mart Stores, Inc	5,280
145		Weis Markets, Inc	7
16,235		Whole Foods Market, Inc	627

		TOTAL FOOD & STAPLES RETAILING	18,752

FOOD, BEVERAGE & TOBACCO - 4.5%
136		Alico, Inc	5
3,943	*	Alliance One International, Inc	10
87,684		Altria Group, Inc	3,678
739	*,e	Annie’s, Inc	25
28,886		Archer Daniels Midland Co	1,274
2,348		B&G Foods, Inc (Class A)	77
387	*,e	Boston Beer Co, Inc (Class A)	87
2,588	*	Boulder Brands, Inc	37
6,581		Brown-Forman Corp (Class B)	620
6,540		Bunge Ltd	495
555	e	Calavo Growers, Inc	19
682		Cal-Maine Foods, Inc	51
7,710		Campbell Soup Co	353
2,584	*	Chiquita Brands International, Inc	28
263		Coca-Cola Bottling Co Consolidated	19
169,967		Coca-Cola Co	7,200
11,105		Coca-Cola Enterprises, Inc	531
18,587		ConAgra Foods, Inc	552
6,627	*	Constellation Brands, Inc (Class A)	584
7,267	*	Darling International, Inc	152
4,379	e	Dean Foods Co	77
1,154	*	Diamond Foods, Inc	33
9,072		Dr Pepper Snapple Group, Inc	531
288	*	Farmer Bros Co	6
7,843		Flowers Foods, Inc	165
1,850		Fresh Del Monte Produce, Inc	57
27,124		General Mills, Inc	1,425
2,217	*	Hain Celestial Group, Inc	197
6,551		Hershey Co	638
5,722		Hillshire Brands Co	356
5,828		Hormel Foods Corp	288
3,512		Ingredion, Inc	264
649	*	Inventure Foods, Inc	7
652		J&J Snack Foods Corp	61
4,751		J.M. Smucker Co	506
368		John B. Sanfilippo & Son, Inc	10
11,333		Kellogg Co	745
6,766		Keurig Green Mountain, Inc	843
26,275		Kraft Foods Group, Inc	1,575
818		Lancaster Colony Corp	78
2,170		Lance, Inc	57
179	*,e	Lifeway Foods, Inc	3
443		Limoneira Co	10
15,995		Lorillard, Inc	975
5,733		McCormick & Co, Inc	410
8,956		Mead Johnson Nutrition Co	834
5,964		Molson Coors Brewing Co (Class B)	442
74,672		Mondelez International, Inc	2,808
6,319	*	Monster Beverage Corp	449
621	*	National Beverage Corp	12
996	*	Omega Protein Corp	14

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

68,694		PepsiCo, Inc	$6,137
69,424		Philip Morris International, Inc	5,853
2,936	*	Pilgrim’s Pride Corp	80
2,403		Pinnacle Foods, Inc	79
1,943	*	Post Holdings, Inc	99
13,620		Reynolds American, Inc	822
1,050		Sanderson Farms, Inc	102
13	*	Seaboard Corp	39
365	*	Seneca Foods Corp	11
889	*,e	Synutra International, Inc	6
932	e	Tootsie Roll Industries, Inc	27
1,662	*	TreeHouse Foods, Inc	133
12,434		Tyson Foods, Inc (Class A)	467
777	e	Universal Corp	43
2,770	e	Vector Group Ltd	57
7,674	*	WhiteWave Foods Co (Class A)	248

		TOTAL FOOD, BEVERAGE & TOBACCO	43,876

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,018	e	Abaxis, Inc	45
66,302		Abbott Laboratories	2,712
1,811	*,e	Abiomed, Inc	45
1,625	*	Acadia Healthcare Co, Inc	74
3,073	*,e	Accuray, Inc	27
255	*	Addus HomeCare Corp	6
15,769		Aetna, Inc	1,279
1,872	*,e	Air Methods Corp	97
3,602	*	Align Technology, Inc	202
253	*	Alliance HealthCare Services, Inc	7
8,310	*	Allscripts Healthcare Solutions, Inc	133
380	*	Almost Family, Inc	8
1,533	*	Amedisys, Inc	26
9,972		AmerisourceBergen Corp	725
2,008	*	AMN Healthcare Services, Inc	25
1,528	*	Amsurg Corp	70
558		Analogic Corp	44
1,310	*	Angiodynamics, Inc	21
566	*	Anika Therapeutics, Inc	26
5,177	*,e	Antares Pharma, Inc	14
1,670	*,e	athenahealth, Inc	209
1,229	*	AtriCure, Inc	23
86		Atrion Corp	28
3,394		Bard (C.R.), Inc	485
23,978		Baxter International, Inc	1,734
8,522		Becton Dickinson & Co	1,008
1,119	*,e	Bio-Reference Labs, Inc	34
2,663	*	BioScrip, Inc	22
1,148	*	BioTelemetry, Inc	8
58,350	*	Boston Scientific Corp	745
5,535	*	Brookdale Senior Living, Inc	184
1,599		Cantel Medical Corp	59
1,396	*	Capital Senior Living Corp	33
15,020		Cardinal Health, Inc	1,030
1,207	*	Cardiovascular Systems, Inc	38
8,969	*	CareFusion Corp	398
569	*	Castlight Health, Inc	9
9,050	*	Catamaran Corp	400
2,518	*	Centene Corp	190
13,156	*	Cerner Corp	679
3,181	*,e	Cerus Corp	13
859	e	Chemed Corp	80
671	*	Chindex International, Inc	16
11,889		Cigna Corp	1,093
5,064	*	Community Health Systems, Inc	230

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

590		Computer Programs & Systems, Inc	$37
1,202		Conmed Corp	53
2,129		Cooper Cos, Inc	289
514	*	Corvel Corp	23
19,903		Covidien plc	1,795
1,273	*	Cross Country Healthcare, Inc	8
1,413		CryoLife, Inc	13
1,243	*	Cyberonics, Inc	78
796	*	Cynosure, Inc (Class A)	17
7,849	*	DaVita, Inc	568
6,256		Dentsply International, Inc	296
611	*,e	Derma Sciences, Inc	7
3,382	*	DexCom, Inc	134
4,662	*	Edwards Lifesciences Corp	400
1,829	*	Emeritus Corp	58
2,887	*	Endologix, Inc	44
895		Ensign Group, Inc	28
1,860	*	Envision Healthcare Holdings, Inc	67
408	*	Exactech, Inc	10
1,376	*	ExamWorks Group, Inc	44
34,147	*	Express Scripts Holding Co	2,367
1,637	*	Five Star Quality Care, Inc	8
1,865	*,e	GenMark Diagnostics, Inc	25
1,497	*	Gentiva Health Services, Inc	23
2,899	*	Globus Medical, Inc	69
1,091	*	Greatbatch, Inc	53
2,338	*	Haemonetics Corp	82
1,683	*	Hanger Orthopedic Group, Inc	53
14,408	*	HCA Holdings, Inc	812
3,620	*	Health Net, Inc	150
4,003		Healthsouth Corp	144
797	*	HealthStream, Inc	19
1,788	*,e	Healthways, Inc	31
752	*	HeartWare International, Inc	67
3,766	*	Henry Schein, Inc	447
2,529		Hill-Rom Holdings, Inc	105
3,657	*	HMS Holdings Corp	75
12,260	*	Hologic, Inc	311
6,834		Humana, Inc	873
604	*	ICU Medical, Inc	37
2,283	*	Idexx Laboratories, Inc	305
2,452	*	Insulet Corp	97
1,114	*	Integra LifeSciences Holdings Corp	52
1,696	*	Intuitive Surgical, Inc	698
1,548		Invacare Corp	28
4,017	*	Inverness Medical Innovations, Inc	150
769	*	IPC The Hospitalist Co, Inc	34
382	*	K2M Group Holdings, Inc	6
2,539		Kindred Healthcare, Inc	59
3,784	*	Laboratory Corp of America Holdings	387
498		Landauer, Inc	21
729	*	LDR Holding Corp	18
735	*	LHC Group, Inc	16
1,926	*	LifePoint Hospitals, Inc	120
1,222	*	Magellan Health Services, Inc	76
2,117	*	Masimo Corp	50
9,996		McKesson Corp	1,861
2,778	*	MedAssets, Inc	63
2,434	*	Medidata Solutions, Inc	104
44,091		Medtronic, Inc	2,811
2,504	*	Merge Healthcare, Inc	6
1,883	e	Meridian Bioscience, Inc	39
1,836	*	Merit Medical Systems, Inc	28
1,450	*	Molina Healthcare, Inc	65
620	*	MWI Veterinary Supply, Inc	88

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

516		National Healthcare Corp	$29
357	*	National Research Corp	5
1,662	*	Natus Medical, Inc	42
1,566	*	Neogen Corp	63
2,136	*	NuVasive, Inc	76
2,725	*	NxStage Medical, Inc	39
4,318		Omnicare, Inc	287
1,729	*	Omnicell, Inc	50
2,901	*	OraSure Technologies, Inc	25
1,010	*	Orthofix International NV	37
2,906	e	Owens & Minor, Inc	99
592	*	Oxford Immunotec Global plc	10
3,781		Patterson Cos, Inc	149
4,344	*	Pediatrix Medical Group, Inc	253
1,348	*	PharMerica Corp	38
626	*,e	PhotoMedex, Inc	8
1,600	*	Premier, Inc	46
495	*	Providence Service Corp	18
1,960		Quality Systems, Inc	31
6,264	e	Quest Diagnostics, Inc	368
1,220	*,e	Quidel Corp	27
1,510	*	RadNet, Inc	10
6,203	e	Resmed, Inc	314
1,891	*,e	Rockwell Medical Technologies, Inc	23
3,216	*	RTI Biologics, Inc	14
2,500		Select Medical Holdings Corp	39
2,543	*	Sirona Dental Systems, Inc	210
973	*	Skilled Healthcare Group, Inc (Class A)	6
1,958	*	Spectranetics Corp	45
12,346		St. Jude Medical, Inc	855
1,741	*	Staar Surgical Co	29
2,595		STERIS Corp	139
14,382		Stryker Corp	1,213
440	*	Surgical Care Affiliates, Inc	13
900	*	SurModics, Inc	19
1,974	*	Symmetry Medical, Inc	17
480	*	Tandem Diabetes Care, Inc	8
3,153	*	Team Health Holdings, Inc	157
1,782		Teleflex, Inc	188
4,313	*	Tenet Healthcare Corp	202
2,569	*	Thoratec Corp	90
1,572	*	Tornier BV	37
1,189	*	TransEnterix, Inc	6
1,085	*	Triple-S Management Corp (Class B)	19
328	*	TriVascular Technologies, Inc	5
3,641	*,e	Unilife Corp	11
43,246		UnitedHealth Group, Inc	3,535
1,661		Universal American Corp	14
3,922		Universal Health Services, Inc (Class B)	376
549		US Physical Therapy, Inc	19
149		Utah Medical Products, Inc	8
4,586	*	Varian Medical Systems, Inc	381
937	*	Vascular Solutions, Inc	21
3,661	*	VCA Antech, Inc	128
1,665	*,e	Veeva Systems, Inc	42
960	*	Vocera Communications, Inc	13
2,758	*	Volcano Corp	49
1,994	*	WellCare Health Plans, Inc	149
12,342		WellPoint, Inc	1,328
3,006		West Pharmaceutical Services, Inc	127
2,200	*	Wright Medical Group, Inc	69
1,310	*,e	Zeltiq Aesthetics, Inc	20
7,407		Zimmer Holdings, Inc	769

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	43,653

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
18,832		Avon Products, Inc	$275
1,891	*	Central Garden and Pet Co (Class A)	17
6,005		Church & Dwight Co, Inc	420
5,675		Clorox Co	519
40,401		Colgate-Palmolive Co	2,755
3,140		Coty, Inc	54
1,181	*	Elizabeth Arden, Inc	25
2,712		Energizer Holdings, Inc	331
10,185		Estee Lauder Cos (Class A)	756
867		Female Health Co	5
449	*	Harbinger Group, Inc	6
3,597	e	Herbalife Ltd	232
1,333	*	IGI Laboratories, Inc	7
735		Inter Parfums, Inc	22
16,630		Kimberly-Clark Corp	1,850
721	*	Medifast, Inc	22
537		Nature’s Sunshine Products, Inc	9
2,633		Nu Skin Enterprises, Inc (Class A)	195
602	*	Nutraceutical International Corp	14
255		Oil-Dri Corp of America	8
289		Orchids Paper Products Co	9
119,441		Procter & Gamble Co	9,387
575	*	Revlon, Inc (Class A)	17
990		Spectrum Brands, Inc	85
312	*,e	USANA Health Sciences, Inc	24
704		WD-40 Co	53

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	17,097

INSURANCE - 4.0%
14,908		ACE Ltd	1,546
20,045		Aflac, Inc	1,248
722	*	Alleghany Corp	316
4,268		Allied World Assurance Co Holdings Ltd	162
19,213		Allstate Corp	1,128
1,969	*	AMBAC Financial Group, Inc	54
2,880		American Equity Investment Life Holding Co	71
3,202		American Financial Group, Inc	191
64,451		American International Group, Inc	3,518
355		American National Insurance Co	41
915		Amerisafe, Inc	37
1,325	e	Amtrust Financial Services, Inc	55
13,099		Aon plc	1,180
5,920	*	Arch Capital Group Ltd	340
1,367		Argo Group International Holdings Ltd	70
6,929		Arthur J. Gallagher & Co	323
2,894		Aspen Insurance Holdings Ltd	131
3,041		Assurant, Inc	199
7,819		Assured Guaranty Ltd	192
493	*	Atlas Financial Holdings, Inc	7
4,657		Axis Capital Holdings Ltd	206
422		Baldwin & Lyons, Inc (Class B)	11
80,076	*	Berkshire Hathaway, Inc (Class B)	10,135
5,294		Brown & Brown, Inc	163
10,729		Chubb Corp	989
6,937		Cincinnati Financial Corp	333
2,162	*,e	Citizens, Inc (Class A)	16
1,166		CNA Financial Corp	47
9,590		Conseco, Inc	171
1,190		Crawford & Co (Class B)	12
406		Donegal Group, Inc (Class A)	6
844	*	eHealth, Inc	32
168		EMC Insurance Group, Inc	5
1,381		Employers Holdings, Inc	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,980	e	Endurance Specialty Holdings Ltd	$102
413	*	Enstar Group Ltd	62
1,077		Erie Indemnity Co (Class A)	81
2,038		Everest Re Group Ltd	327
441		FBL Financial Group, Inc (Class A)	20
485		Federated National Holding Co	12
630		Fidelity & Guaranty Life	15
11,142		Fidelity National Title Group, Inc (Class A)	365
4,733		First American Financial Corp	132
21,672	*	Genworth Financial, Inc (Class A)	377
1,299	*	Greenlight Capital Re Ltd (Class A)	43
368	*	Hallmark Financial Services	4
2,022		Hanover Insurance Group, Inc	128
19,845		Hartford Financial Services Group, Inc	711
4,206		HCC Insurance Holdings, Inc	206
290	e	HCI Group, Inc	12
2,969	*	Hilltop Holdings, Inc	63
1,816		Horace Mann Educators Corp	57
392		Independence Holding Co	6
632		Infinity Property & Casualty Corp	42
212		Kansas City Life Insurance Co	10
2,086		Kemper Corp	77
11,594		Lincoln National Corp	596
13,583		Loews Corp	598
2,294		Maiden Holdings Ltd	28
617	*	Markel Corp	405
24,264		Marsh & McLennan Cos, Inc	1,257
6,479	*	MBIA, Inc	72
2,307		Meadowbrook Insurance Group, Inc	17
1,373		Mercury General Corp	65
39,789		Metlife, Inc	2,211
1,715		Montpelier Re Holdings Ltd	55
1,590		National General Holdings Corp	28
224		National Interstate Corp	6
106		National Western Life Insurance Co (Class A)	26
470	*	Navigators Group, Inc	32
11,498		Old Republic International Corp	190
1,061		OneBeacon Insurance Group Ltd (Class A)	16
2,273		PartnerRe Ltd	248
272	*	Phoenix Cos, Inc	13
1,185		Platinum Underwriters Holdings Ltd	77
2,416		Primerica, Inc	116
12,680		Principal Financial Group	640
2,486		ProAssurance Corp	110
26,118		Progressive Corp	662
3,333		Protective Life Corp	231
20,302		Prudential Financial, Inc	1,802
3,052		Reinsurance Group of America, Inc (Class A)	241
1,836		RenaissanceRe Holdings Ltd	196
1,944		RLI Corp	89
678		Safety Insurance Group, Inc	35
2,700		Selective Insurance Group, Inc	67
1,924		Stancorp Financial Group, Inc	123
913		State Auto Financial Corp	21
1,090		Stewart Information Services Corp	34
3,316		Symetra Financial Corp	75
1,550	*	Third Point Reinsurance Ltd	24
3,903		Torchmark Corp	320
15,335		Travelers Cos, Inc	1,443
417	*	United America Indemnity Ltd	11
1,337		United Fire & Casualty Co	39
739		United Insurance Holdings Corp	13
1,340		Universal Insurance Holdings, Inc	17
11,361		UnumProvident Corp	395
4,009		Validus Holdings Ltd	153

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,281		W.R. Berkley Corp	$198
272		White Mountains Insurance Group Ltd	165
11,987		XL Capital Ltd	392

		TOTAL INSURANCE	39,368

MATERIALS - 3.9%
1,430		A. Schulman, Inc	55
856	*	Advanced Emissions Solutions, Inc	20
226	*	AEP Industries, Inc	8
9,134		Air Products & Chemicals, Inc	1,175
3,280		Airgas, Inc	357
5,809	*,e	AK Steel Holding Corp	46
3,438		Albemarle Corp	246
51,724		Alcoa, Inc	770
4,793		Allegheny Technologies, Inc	216
4,499	*,e	Allied Nevada Gold Corp	17
1,339	e	American Vanguard Corp	18
475		Ampco-Pittsburgh Corp	11
2,862		Aptargroup, Inc	192
3,417		Ashland, Inc	372
4,552		Avery Dennison Corp	233
3,223		Axiall Corp	152
1,365		Balchem Corp	73
6,260		Ball Corp	392
4,338		Bemis Co, Inc	176
3,785	*	Berry Plastics Group, Inc	98
559	*	Boise Cascade Co	16
986		Brush Engineered Materials, Inc	36
2,920		Cabot Corp	169
2,460	*	Calgon Carbon Corp	55
2,347		Carpenter Technology Corp	148
799	*	Castle (A.M.) & Co	9
6,888		Celanese Corp (Series A)	443
2,103	*	Century Aluminum Co	33
2,309		CF Industries Holdings, Inc	555
340		Chase Corp	12
4,115	*	Chemtura	108
906	*	Clearwater Paper Corp	56
6,967	e	Cliffs Natural Resources, Inc	105
4,249	*	Coeur d’Alene Mines Corp	39
5,382		Commercial Metals Co	93
1,529		Compass Minerals International, Inc	146
6,253	*	Crown Holdings, Inc	311
1,650		Cytec Industries, Inc	174
507		Deltic Timber Corp	31
2,836		Domtar Corp	122
53,149		Dow Chemical Co	2,735
40,539		Du Pont (E.I.) de Nemours & Co	2,653
2,212		Eagle Materials, Inc	209
6,627		Eastman Chemical Co	579
11,799		Ecolab, Inc	1,314
3,191	*	Ferro Corp	40
2,562	*	Flotek Industries, Inc	82
6,037		FMC Corp	430
46,670		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,703
954		FutureFuel Corp	16
2,058		Glatfelter	55
2,943		Globe Specialty Metals, Inc	61
1,426		Gold Resource Corp	7
9,370	*	Graphic Packaging Holding Co	110
1,405		Greif, Inc (Class A)	77
2,306		H.B. Fuller Co	111
459		Hawkins, Inc	17
501		Haynes International, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,320	*	Headwaters, Inc	$46
14,157	e	Hecla Mining Co	49
2,056	*	Horsehead Holding Corp	38
8,898		Huntsman Corp	250
1,000		Innophos Holdings, Inc	58
1,128		Innospec, Inc	49
3,573		International Flavors & Fragrances, Inc	373
19,112		International Paper Co	965
2,641	*,e	Intrepid Potash, Inc	44
804		Kaiser Aluminum Corp	59
3,744	*	Kapstone Paper and Packaging Corp	124
329		KMG Chemicals, Inc	6
952		Koppers Holdings, Inc	36
1,610	*	Kraton Polymers LLC	36
1,114		Kronos Worldwide, Inc	17
1,289	*	Landec Corp	16
6,361	*	Louisiana-Pacific Corp	96
901	*	LSB Industries, Inc	38
16,982		LyondellBasell Industries AF S.C.A	1,658
516	*	Marrone Bio Innovations, Inc	6
2,038		Martin Marietta Materials, Inc	269
7,431		MeadWestvaco Corp	329
1,603		Minerals Technologies, Inc	105
3,569	*,e	Molycorp, Inc	9
23,139		Monsanto Co	2,886
13,136		Mosaic Co	650
1,307		Myers Industries, Inc	26
743		Neenah Paper, Inc	40
426		NewMarket Corp	167
21,903		Newmont Mining Corp	557
1,121		Noranda Aluminium Holding Corp	4
13,989		Nucor Corp	689
3,679		Olin Corp	99
529		Olympic Steel, Inc	13
1,452		OM Group, Inc	47
2,250	*	Omnova Solutions, Inc	20
7,278	*	Owens-Illinois, Inc	252
4,344		Packaging Corp of America	311
3,751	*	Platform Specialty Products Corp	105
4,551		PolyOne Corp	192
6,101		PPG Industries, Inc	1,282
12,929		Praxair, Inc	1,717
610		Quaker Chemical Corp	47
1,981	*	Rayonier Advanced Materials, Inc	77
3,434		Reliance Steel & Aluminum Co	253
11,466	*	Rentech, Inc	30
2,728	*	Resolute Forest Products	46
3,041		Rock-Tenn Co (Class A)	321
3,377		Rockwood Holdings, Inc	257
2,719		Royal Gold, Inc	207
6,079		RPM International, Inc	281
1,496	*	RTI International Metals, Inc	40
1,183		Schnitzer Steel Industries, Inc (Class A)	31
1,432		Schweitzer-Mauduit International, Inc	63
2,024		Scotts Miracle-Gro Co (Class A)	115
9,523		Sealed Air Corp	325
1,854	*	Senomyx, Inc	16
2,186		Sensient Technologies Corp	122
3,907		Sherwin-Williams Co	808
5,308		Sigma-Aldrich Corp	539
1,935		Silgan Holdings, Inc	98
4,578		Sonoco Products Co	201
6,894		Southern Copper Corp (NY)	209
9,681		Steel Dynamics, Inc	174
834		Stepan Co	44

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

5,293	*	Stillwater Mining Co	$93
2,967	*	SunCoke Energy, Inc	64
3,933	*	Tahoe Resources, Inc	103
1,261	*	Taminco Corp	29
1,000	*	Texas Industries, Inc	92
970	*	Trecora Resources	11
1,164		Tredegar Corp	27
2,723		Tronox Ltd	73
260	*	UFP Technologies, Inc	6
66		United States Lime & Minerals, Inc	4
6,590	e	United States Steel Corp	172
391	*	Universal Stainless & Alloy	13
482	*	US Concrete, Inc	12
910		US Silica Holdings Inc	50
3,731		Valspar Corp	284
5,770		Vulcan Materials Co	368
2,588	e	Walter Energy, Inc	14
2,354		Wausau Paper Corp	25
1,786		Westlake Chemical Corp	150
297	*	WHX Corp	8
2,539		Worthington Industries, Inc	109
3,473	*	WR Grace & Co	328
1,145		Zep, Inc	20

		TOTAL MATERIALS	37,607

MEDIA - 3.5%
835		AH Belo Corp (Class A)	10
1,130		AMC Entertainment Holdings, Inc	28
2,757	*	AMC Networks, Inc	170
8,815	e	Cablevision Systems Corp (Class A)	156
1,014	*	Carmike Cinemas, Inc	36
25,081		CBS Corp (Class B)	1,559
981		CBS Outdoor Americas, Inc	32
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	10
3,500	*	Charter Communications, Inc	554
5,086		Cinemark Holdings, Inc	180
2,051		Clear Channel Outdoor Holdings, Inc (Class A)	17
114,328		Comcast Corp (Class A)	6,137
1,802	*	Crown Media Holdings, Inc (Class A)	7
5,940	*	Cumulus Media, Inc (Class A)	39
46	*	Daily Journal Corp	9
764	*,e	Dex Media, Inc	8
20,646	*	DIRECTV	1,755
10,132	*	Discovery Communications, Inc (Class A)	753
9,412	*	DISH Network Corp (Class A)	613
3,294	*,e	DreamWorks Animation SKG, Inc (Class A)	77
1,252	*	Entercom Communications Corp (Class A)	13
2,637		Entravision Communications Corp (Class A)	16
866	*	Eros International plc	13
1,412	*	EW Scripps Co (Class A)	30
10,026		Gannett Co, Inc	314
615	*,e	Global Sources Ltd	5
1,978	*	Gray Television, Inc	26
2,075		Harte-Hanks, Inc	15
408	*	Hemisphere Media Group, Inc	5
19,644		Interpublic Group of Cos, Inc	383
1,843		John Wiley & Sons, Inc (Class A)	112
2,807	*	Journal Communications, Inc (Class A)	25
3,450		Lamar Advertising Co (Class A)	183
2,285	*	Lee Enterprises, Inc	10
4,185	*	Liberty Media Corp	572
3,701	e	Lions Gate Entertainment Corp	106
6,363	*	Live Nation, Inc	157
546	*	Loral Space & Communications, Inc	40

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,794	*	Madison Square Garden, Inc	$174
1,522	*	Martha Stewart Living Omnimedia, Inc (Class A)	7
3,219	*,e	McClatchy Co (Class A)	18
1,932		MDC Partners, Inc	41
2,390	*,e	Media General, Inc (Class A)	49
1,642		Meredith Corp	79
859		Morningstar, Inc	62
2,714		National CineMedia, Inc	48
1,312	*	New Media Investment Group, Inc	18
5,841		New York Times Co (Class A)	89
21,945	*	News Corp	394
1,355	e	Nexstar Broadcasting Group, Inc (Class A)	70
11,444		Omnicom Group, Inc	815
490	*,e	ReachLocal, Inc	3
787	*	Reading International, Inc	7
3,573	e	Regal Entertainment Group (Class A)	75
475	*	Rentrak Corp	25
216		Saga Communications, Inc	9
1,212		Scholastic Corp	41
4,668		Scripps Networks Interactive (Class A)	379
1,965	*,e	SFX Entertainment, Inc	16
2,960	e	Sinclair Broadcast Group, Inc (Class A)	103
121,636	*	Sirius XM Holdings, Inc	421
1,322	*	Sizmek, Inc	13
4,643	*	Starz-Liberty Capital	138
16,211	e	Thomson Corp	589
12,301		Time Warner Cable, Inc	1,812
38,936		Time Warner, Inc	2,735
4,895	*	Time, Inc	119
84,061		Twenty-First Century Fox, Inc	2,955
18,972		Viacom, Inc (Class B)	1,645
76,445		Walt Disney Co	6,554
1,281	e	World Wrestling Entertainment, Inc (Class A)	15

		TOTAL MEDIA	33,693

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
70,188		AbbVie, Inc	3,961
3,490	*,e	Acadia Pharmaceuticals, Inc	79
987	*	Accelerate Diagnostics, Inc	26
716	*	Acceleron Pharma, Inc	24
961	*,e	AcelRx Pharmaceuticals, Inc	10
4,428	*,e	Achillion Pharmaceuticals, Inc	34
1,860	*	Acorda Therapeutics, Inc	63
7,700	*	Actavis plc	1,718
877	*	Actinium Pharmaceuticals, Inc	6
1,318	*,e	Aegerion Pharmaceuticals, Inc	42
456	*	Aerie Pharmaceuticals, Inc	11
3,307	*,e	Affymetrix, Inc	29
2,830	*	Agenus, Inc	9
14,713		Agilent Technologies, Inc	845
590	*,e	Agios Pharmaceuticals, Inc	27
353	*	Akebia Therapeutics, Inc	10
2,860	*	Akorn, Inc	95
1,060	*,e	Albany Molecular Research, Inc	21
367	*	Alder Biopharmaceuticals, Inc	7
8,732	*	Alexion Pharmaceuticals, Inc	1,364
818	*,e	Alimera Sciences, Inc	5
6,379	*	Alkermes plc	321
13,132		Allergan, Inc	2,222
2,939	*	Alnylam Pharmaceuticals, Inc	186
1,109	*,e	AMAG Pharmaceuticals, Inc	23
33,417		Amgen, Inc	3,956
1,806	*,e	Ampio Pharmaceuticals, Inc	15
1,178	*,e	Anacor Pharmaceuticals, Inc	21

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

292	*	ANI Pharmaceuticals, Inc	$10
216	*	Applied Genetic Technologies Corp	5
1,104	*	Aratana Therapeutics, Inc	17
9,609	*,e	Arena Pharmaceuticals, Inc	56
9,311	*,e	Ariad Pharmaceuticals, Inc	59
5,359	*	Array Biopharma, Inc	24
2,299	*	Arrowhead Research Corp	33
358	*	Auspex Pharmaceuticals Inc	8
2,455	*,e	Auxilium Pharmaceuticals, Inc	49
6,354	*	AVANIR Pharmaceuticals, Inc	36
3,132	*	BioCryst Pharmaceuticals, Inc	40
1,429	*,e	BioDelivery Sciences International, Inc	17
10,632	*	Biogen Idec, Inc	3,352
6,368	*	BioMarin Pharmaceuticals, Inc	396
3,319	*	Bio-Path Holdings, Inc	10
917	*	Bio-Rad Laboratories, Inc (Class A)	110
1,108	*,e	Biotime, Inc	3
846	*	Bluebird Bio, Inc	33
72,878		Bristol-Myers Squibb Co	3,535
5,008	*	Bruker BioSciences Corp	122
1,384	*	Cambrex Corp	29
35,344	*	Celgene Corp	3,035
3,687	*,e	Celldex Therapeutics, Inc	60
462	*	Cellular Dynamics International, Inc	7
663	*,e	Cempra, Inc	7
3,195	*,e	Cepheid, Inc	153
2,363	*	Charles River Laboratories International, Inc	127
1,103	*,e	ChemoCentryx, Inc	6
1,199	*	Chimerix, Inc	26
1,094	*	Clovis Oncology, Inc	45
1,326	*,e	Corcept Therapeutics, Inc	4
2,530	*	Covance, Inc	217
4,964	*,e	CTI BIOPHARMA CORP	14
3,322	*	Cubist Pharmaceuticals, Inc	232
1,140	*	Cytokinetics, Inc	5
2,389	*,e	Cytori Therapeutics, Inc	6
2,438	*	CytRx Corp	10
7,690	*,e	Dendreon Corp	18
2,984	*	Depomed, Inc	42
587	*	Durata Therapeutics, Inc	10
5,955	*	Dyax Corp	57
11,612	*,e	Dynavax Technologies Corp	19
43,427		Eli Lilly & Co	2,700
1,234	*	Emergent Biosolutions, Inc	28
464	*	Enanta Pharmaceuticals, Inc	20
6,719	*	Endo International plc	470
1,449	*,e	Endocyte, Inc	10
1,545	*	Enzo Biochem, Inc	8
578	*,e	Epizyme, Inc	18
3,648	*,e	Exact Sciences Corp	62
8,337	*,e	Exelixis, Inc	28
731	*	Five Prime Therapeutics, Inc	11
1,247	*	Fluidigm Corp	37
10,608	*	Forest Laboratories, Inc	1,050
643	*,m	Forest Laboratories, Inc CVR	1
450	*,e	Foundation Medicine, Inc	12
512	*	Furiex Pharmaceuticals Inc	54
813	*	Galectin Therapeutics, Inc	11
3,544	*,e	Galena Biopharma, Inc	11
810	*,e	Genomic Health, Inc	22
6,445	*,e	Geron Corp	21
67,747	*	Gilead Sciences, Inc	5,617
1,426	*	Golf Trust Of America, Inc	13
4,607	*,e	Halozyme Therapeutics, Inc	46
827	*	Heron Therapeutics, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,885	*,e	Horizon Pharma, Inc	$46
7,377	*	Hospira, Inc	379
400	*,e	Hyperion Therapeutics, Inc	10
5,192	*	Idenix Pharmaceuticals, Inc	125
2,542	*	Idera Pharmaceuticals, Inc	7
5,669	*	Illumina, Inc	1,012
3,866	*,e	Immunogen, Inc	46
3,543	*,e	Immunomedics, Inc	13
3,148	*	Impax Laboratories, Inc	94
6,383	*	Incyte Corp	360
2,197	*	Infinity Pharmaceuticals, Inc	28
2,690	*	Inovio Pharmaceuticals, Inc	29
1,712	*	Insmed, Inc	34
430	*	Insys Therapeutics, Inc	13
551	*	Intercept Pharmaceuticals, Inc	130
4,374	*	InterMune, Inc	193
755	*	Intra-Cellular Therapies, Inc	13
1,591	*,e	Intrexon Corp	40
5,284	*	Ironwood Pharmaceuticals, Inc	81
5,202	*,e	Isis Pharmaceuticals, Inc	179
2,624	*	Jazz Pharmaceuticals plc	386
124,914		Johnson & Johnson	13,069
557	*	Karyopharm Therapeutics, Inc	26
3,747	*,e	Keryx Biopharmaceuticals, Inc	58
462	*	Kindred Biosciences Inc	9
765	*,e	KYTHERA Biopharmaceuticals, Inc	29
1,137	*	Lannett Co, Inc	56
10,577	*,e	Lexicon Pharmaceuticals, Inc	17
925	*	Ligand Pharmaceuticals, Inc (Class B)	58
1,879	*	Luminex Corp	32
890	*	MacroGenics, Inc	19
2,692	*,e	Mallinckrodt plc	215
10,048	*,e	MannKind Corp	110
2,880	*	Medicines Co	84
3,431	*	Medivation, Inc	264
128,988		Merck & Co, Inc	7,462
4,183	*,e	Merrimack Pharmaceuticals, Inc	31
1,332	*	Mettler-Toledo International, Inc	337
3,906	*,e	MiMedx Group, Inc	28
332	*	Mirati Therapeutics, Inc	7
2,284	*	Momenta Pharmaceuticals, Inc	28
16,501	*	Mylan Laboratories, Inc	851
3,772	*,e	Myriad Genetics, Inc	147
460	*	NanoString Technologies, Inc	7
1,676	*	NanoViricides, Inc	7
4,406	*,e	Navidea Biopharmceuticals, Inc	7
5,532	*	Nektar Therapeutics	71
1,004	*	NeoStem, Inc	7
3,110	*	Neuralstem, Inc	13
3,256	*	Neurocrine Biosciences, Inc	48
866	*,e	NewLink Genetics Corp	23
1,597	*	Northwest Biotherapeutics, Inc	11
9,302	*,e	Novavax, Inc	43
4,701	*	NPS Pharmaceuticals, Inc	155
868	*	Ohr Pharmaceutical, Inc	8
1,496	*,e	Omeros Corp	26
244	*,m	Omthera Pharmaceuticals, Inc	0	^
542	*	OncoMed Pharmaceuticals, Inc	13
3,016	*	Oncothyreon, Inc	10
490	*,e	Ophthotech Corp	21
8,743	*	Opko Health, Inc	77
4,355	*,e	Orexigen Therapeutics, Inc	27
2,776	*	Organovo Holdings, Inc	23
807	*,e	Osiris Therapeutics, Inc	13
397	*,e	OvaScience, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,513	*	Pacific Biosciences of California, Inc	$16
1,577	*	Pacira Pharmaceuticals, Inc	145
1,692	*	Pain Therapeutics, Inc	10
2,734	*	Parexel International Corp	144
7,108	e	PDL BioPharma, Inc	69
6,277	*,e	Peregrine Pharmaceuticals, Inc	12
5,006		PerkinElmer, Inc	235
5,494		Perrigo Co plc	801
281,541		Pfizer, Inc	8,356
2,681	*	Pharmacyclics, Inc	241
638	*	Phibro Animal Health Corp	14
1,633	*	Portola Pharmaceuticals, Inc	48
1,425		Pozen, Inc	12
2,523	*	Prestige Brands Holdings, Inc	86
2,427	*	Progenics Pharmaceuticals, Inc	10
955	*	Prothena Corp plc	22
988	*	PTC Therapeutics, Inc	26
1,018	*	Puma Biotechnology, Inc	67
11,224	*,e	Qiagen NV (NASDAQ)	274
2,691	e	Questcor Pharmaceuticals, Inc	249
2,504	*	Quintiles Transnational Holdings, Inc	133
2,377	*,e	Raptor Pharmaceutical Corp	27
678	*	Receptos, Inc	29
3,568	*	Regeneron Pharmaceuticals, Inc	1,008
424	*,e	Regulus Therapeutics, Inc	3
731	*	Relypsa, Inc	18
1,493	*	Repligen Corp	34
714	*,e	Repros Therapeutics, Inc	12
740	*,e	Retrophin, Inc	9
380	*	Revance Therapeutics, Inc	13
3,471	*	Rigel Pharmaceuticals, Inc	13
978	*	Sagent Pharmaceuticals	25
2,764	*	Salix Pharmaceuticals Ltd	341
3,004	*,e	Sangamo Biosciences, Inc	46
1,786	*	Sarepta Therapeutics, Inc	53
2,738	*	Sciclone Pharmaceuticals, Inc	14
4,705	*,e	Seattle Genetics, Inc	180
4,993	*,e	Sequenom, Inc	19
2,652	*,e	Spectrum Pharmaceuticals, Inc	22
414	*	Stemline Therapeutics, Inc	6
620	*	Sucampo Pharmaceuticals, Inc (Class A)	4
1,424	*,e	Sunesis Pharmaceuticals, Inc	9
1,275	*,e	Supernus Pharmaceuticals, Inc	14
949	*,e	Synageva BioPharma Corp	99
3,578	*,e	Synergy Pharmaceuticals, Inc	15
1,821	*,e	Synta Pharmaceuticals Corp	7
1,792		Techne Corp	166
860	*	TESARO, Inc	27
978	*	Tetraphase Pharmaceuticals, Inc	13
647	*,e	TG Therapeutics, Inc	6
3,604	*,e	TherapeuticsMD, Inc	16
956	*,e	Theravance Biopharma, Inc	31
3,648	*,e	Theravance, Inc	109
17,274		Thermo Electron Corp	2,038
2,098	*,e	Threshold Pharmaceuticals, Inc	8
360	*	Ultragenyx Pharmaceutical, Inc	16
2,129	*	United Therapeutics Corp	188
1,501	*,e	Vanda Pharmaceuticals, Inc	24
637	*,e	Verastem, Inc	6
306	*	Versartis, Inc	9
10,423	*	Vertex Pharmaceuticals, Inc	987
238	*	Vital Therapies, Inc	7
4,844	*,e	Vivus, Inc	26
3,776	*	Waters Corp	394
607	*	Xencor Inc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,508	*	Xenoport, Inc	$7
3,261	*	XOMA Corp	15
2,912	*,e	ZIOPHARM Oncology, Inc	12
22,186		Zoetis Inc	716
3,161	*,e	Zogenix, Inc	6

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	82,027

REAL ESTATE - 3.7%
2,427		Acadia Realty Trust	68
755		AG Mortgage Investment Trust	14
505		Agree Realty Corp	15
2,153		Alexander & Baldwin, Inc	89
104		Alexander’s, Inc	38
3,234		Alexandria Real Estate Equities, Inc	251
63	*	Altisource Asset Management Corp	46
646	*	Altisource Portfolio Solutions S.A.	74
2,533		Altisource Residential Corp	66
1,470		American Assets Trust, Inc	51
4,716		American Campus Communities, Inc	180
17,015		American Capital Agency Corp	398
1,755		American Capital Mortgage, Inc	35
6,154		American Homes 4 Rent	109
7,436	*	American Realty Capital Healthcare Trust, Inc	81
40,106		American Realty Capital Properties, Inc	503
1,408	*,e	American Residential Properties, Inc	26
17,608		American Tower Corp	1,584
800		AmREIT, Inc (Class B)	15
41,410		Annaly Capital Management, Inc	473
6,519		Anworth Mortgage Asset Corp	34
6,612		Apartment Investment & Management Co (Class A)	213
1,693		Apollo Commercial Real Estate Finance, Inc	28
1,288		Ares Commercial Real Estate Corp	16
719		Armada Hoffler Properties, Inc	7
17,114		ARMOUR Residential REIT, Inc	74
1,123		Ashford Hospitality Prime, Inc	19
3,090		Ashford Hospitality Trust, Inc	36
2,311		Associated Estates Realty Corp	42
454	*	AV Homes, Inc	7
5,727		AvalonBay Communities, Inc	814
860		Aviv REIT, Inc	24
8,551		BioMed Realty Trust, Inc	187
6,712		Boston Properties, Inc	793
7,051		Brandywine Realty Trust	110
2,124	e	Brixmor Property Group, Inc	49
3,772		Camden Property Trust	268
2,582	e	Campus Crest Communities, Inc	22
4,568	e	Capstead Mortgage Corp	60
895	*	CareTrust REIT, Inc	18
507	*	CatchMark Timber Trust Inc	7
7,707		CBL & Associates Properties, Inc	146
12,793	*	CBRE Group, Inc	410
2,712		Cedar Shopping Centers, Inc	17
11,388	e	Chambers Street Properties	92
1,145		Chatham Lodging Trust	25
2,191		Chesapeake Lodging Trust	66
45,800		Chimera Investment Corp	146
4,557		Colony Financial, Inc	106
5,509		Columbia Property Trust, Inc	143
267		Consolidated-Tomoka Land Co	12
958		Coresite Realty	32
3,770		Corporate Office Properties Trust	105
8,737		Cousins Properties, Inc	109
14,727		Crown Castle International Corp	1,094
6,373		CubeSmart	117

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

886		CyrusOne, Inc	$22
6,587		CYS Investments, Inc	59
14,553		DCT Industrial Trust, Inc	119
13,295		DDR Corp	234
8,922		DiamondRock Hospitality Co	114
5,887	e	Digital Realty Trust, Inc	343
6,476		Douglas Emmett, Inc	183
14,712		Duke Realty Corp	267
2,984		DuPont Fabros Technology, Inc	80
2,653		Dynex Capital, Inc	23
1,377		EastGroup Properties, Inc	88
5,215		Education Realty Trust, Inc	56
4,070	e	Empire State Realty Trust, Inc	67
2,373		Entertainment Properties Trust	133
3,812		Equity Lifestyle Properties, Inc	168
2,651		Equity One, Inc	63
15,972		Equity Residential	1,006
2,778		Essex Property Trust, Inc	514
2,196		Excel Trust, Inc	29
5,080		Extra Space Storage, Inc	271
3,147		Federal Realty Investment Trust	381
5,675		FelCor Lodging Trust, Inc	60
4,909		First Industrial Realty Trust, Inc	92
2,547		First Potomac Realty Trust	33
7,235	*	Forest City Enterprises, Inc (Class A)	144
1,790	*	Forestar Real Estate Group, Inc	34
4,124		Franklin Street Properties Corp	52
3,679		Gaming and Leisure Properties, Inc	125
25,513		General Growth Properties, Inc	601
1,193		Getty Realty Corp	23
498		Gladstone Commercial Corp	9
6,781		Glimcher Realty Trust	73
2,488		Government Properties Income Trust	63
5,129	*,e	Gramercy Property Trust, Inc	31
939	e	Hannon Armstrong Sustainable Infrastructure Capital, Inc	13
4,525		Hatteras Financial Corp	90
20,332		HCP, Inc	841
13,556		Health Care REIT, Inc	850
4,129		Healthcare Realty Trust, Inc	105
10,435		Healthcare Trust of America, Inc	126
9,247		Hersha Hospitality Trust	62
3,988		Highwoods Properties, Inc	167
2,526		Home Properties, Inc	162
6,635		Hospitality Properties Trust	202
33,426		Host Marriott Corp	736
1,731	*	Howard Hughes Corp	273
5,339		HRPT Properties Trust	141
2,411		Hudson Pacific Properties	61
4,699		Inland Real Estate Corp	50
5,430		Invesco Mortgage Capital, Inc	94
4,600		Investors Real Estate Trust	42
4,086	*	iStar Financial, Inc	61
2,081		Jones Lang LaSalle, Inc	263
3,185		Kennedy-Wilson Holdings, Inc	85
3,625		Kilroy Realty Corp	226
17,885		Kimco Realty Corp	411
5,839		Kite Realty Group Trust	36
4,588		LaSalle Hotel Properties	162
9,098	e	Lexington Corporate Properties Trust	100
6,528		Liberty Property Trust	248
1,589		LTC Properties, Inc	62
6,407		Macerich Co	428
4,214		Mack-Cali Realty Corp	91
7,595		Medical Properties Trust, Inc	101
16,597		MFA Mortgage Investments, Inc	136

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,448		Mid-America Apartment Communities, Inc	$252
2,597		Monmouth Real Estate Investment Corp (Class A)	26
1,466		National Health Investors, Inc	92
5,524	e	National Retail Properties, Inc	205
11,619		New Residential Investment Corp	73
4,058	e	New York Mortgage Trust, Inc	32
16,208		NorthStar Realty Finance Corp	282
5,558	e	Omega Healthcare Investors, Inc	205
567		One Liberty Properties, Inc	12
486		Owens Realty Mortgage, Inc	9
3,151		Parkway Properties, Inc	65
2,708		Pebblebrook Hotel Trust	100
3,002		Pennsylvania REIT	57
2,341		Pennymac Mortgage Investment Trust	51
1,488		Physicians Realty Trust	21
8,573	e	Piedmont Office Realty Trust, Inc	162
7,839		Plum Creek Timber Co, Inc	354
2,497		Post Properties, Inc	133
2,094		Potlatch Corp	87
22,284		Prologis, Inc	916
903		PS Business Parks, Inc	75
6,361		Public Storage, Inc	1,090
700	e	QTS Realty Trust, Inc	20
3,606	e	RAIT Investment Trust	30
2,750		Ramco-Gershenson Properties	46
5,944		Rayonier, Inc	211
370		Re/Max Holdings, Inc	11
6,443	*	Realogy Holdings Corp	243
8,997	e	Realty Income Corp	400
3,754	e	Redwood Trust, Inc	73
4,546		Regency Centers Corp	253
5,774		Resource Capital Corp	33
2,782		Retail Opportunities Investment Corp	44
10,454		Retail Properties of America, Inc	161
1,275		Rexford Industrial Realty, Inc	18
5,656		RLJ Lodging Trust	163
1,626	e	Rouse Properties, Inc	28
1,915	e	Ryman Hospitality Properties	92
2,072		Sabra Healthcare REIT, Inc	59
330		Saul Centers, Inc	16
1,621		Select Income REIT	48
8,996		Senior Housing Properties Trust	219
1,684	e	Silver Bay Realty Trust Corp	27
13,709		Simon Property Group, Inc	2,280
4,214		SL Green Realty Corp	461
1,406		Sovran Self Storage, Inc	109
17,735		Spirit Realty Capital, Inc	201
2,792	*,e	St. Joe Co	71
2,296		STAG Industrial, Inc	55
10,289		Starwood Property Trust, Inc	245
1,712	*	Starwood Waypoint Residential Trust	45
10,891	*	Strategic Hotels & Resorts, Inc	128
3,813		Summit Hotel Properties, Inc	40
1,818		Sun Communities, Inc	91
8,110		Sunstone Hotel Investors, Inc	121
4,466		Tanger Factory Outlet Centers, Inc	156
2,937		Taubman Centers, Inc	223
790	*	Tejon Ranch Co	25
1,449		Terreno Realty Corp	28
880		Trade Street Residential, Inc	7
16,078		Two Harbors Investment Corp	169
11,759		UDR, Inc	337
507		UMH Properties, Inc	5
575		Universal Health Realty Income Trust	25
1,407		Urstadt Biddle Properties, Inc (Class A)	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

12,918		Ventas, Inc	$828
8,538		Vornado Realty Trust	911
6,931	*	Washington Prime Group, Inc	130
3,060		Washington REIT	80
5,688		Weingarten Realty Investors	187
1,871		Western Asset Mortgage Capital Corp	27
25,830		Weyerhaeuser Co	855
976		Whitestone REIT	15
1,412		Winthrop Realty Trust	22
4,380		WP Carey, Inc	282

		TOTAL REAL ESTATE	36,231

RETAILING - 4.0%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	7
2,942		Aaron’s, Inc	105
3,193	e	Abercrombie & Fitch Co (Class A)	138
3,228		Advance Auto Parts, Inc	436
3,935	*,e	Aeropostale, Inc	14
16,582	*	Amazon.com, Inc	5,385
7,658	e	American Eagle Outfitters, Inc	86
367	*,e	America’s Car-Mart, Inc	15
2,149	*	Ann Taylor Stores Corp	88
1,365	*	Asbury Automotive Group, Inc	94
5,511	*	Ascena Retail Group, Inc	94
857	*	Audiovox Corp (Class A)	8
3,216	*	Autonation, Inc	192
1,484	*	AutoZone, Inc	796
1,708	*	Barnes & Noble, Inc	39
1,533		Bebe Stores, Inc	5
9,004	*	Bed Bath & Beyond, Inc	517
12,679		Best Buy Co, Inc	393
824		Big 5 Sporting Goods Corp	10
2,673	*	Big Lots, Inc	122
645	*	Blue Nile, Inc	18
578	*,e	Body Central Corp	1
447	e	Bon-Ton Stores, Inc	5
1,976		Brown Shoe Co, Inc	57
1,023	e	Buckle, Inc	45
512	*	Build-A-Bear Workshop, Inc	7
1,263	*	Burlington Stores, Inc	40
2,171	*	Cabela’s, Inc	135
9,788	*	Carmax, Inc	509
966		Cato Corp (Class A)	30
6,766		Chico’s FAS, Inc	115
1,035	*	Children’s Place Retail Stores, Inc	51
1,400	*	Christopher & Banks Corp	12
836	*	Citi Trends, Inc	18
1,176	*,e	Conn’s, Inc	58
764	*,e	Container Store Group, Inc	21
1,054		Core-Mark Holding Co, Inc	48
518	*	Coupons.com, Inc	14
3,342		CST Brands, Inc	115
632		Destination Maternity Corp	14
2,260	*	Destination XL Group, Inc	12
4,508		Dick’s Sporting Goods, Inc	210
1,128		Dillard’s, Inc (Class A)	132
13,688	*	Dollar General Corp	785
9,137	*	Dollar Tree, Inc	498
3,192		DSW, Inc (Class A)	89
4,882		Expedia, Inc	384
3,681	*	Express Parent LLC	63
4,155		Family Dollar Stores, Inc	275
2,244		Finish Line, Inc (Class A)	67
1,946	*	Five Below, Inc	78

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,440		Foot Locker, Inc	$327
2,024	*,e	Francesca’s Holdings Corp	30
1,790		Fred’s, Inc (Class A)	27
911	*	FTD Cos, Inc	29
683	*	Gaiam, Inc (Class A)	5
5,448	e	GameStop Corp (Class A)	220
11,669		Gap, Inc	485
979	*	Genesco, Inc	80
6,790		Genuine Parts Co	596
3,997		GNC Holdings, Inc	136
1,038		Group 1 Automotive, Inc	88
21,229	*,e	Groupon, Inc	141
2,720		Guess?, Inc	73
983		Haverty Furniture Cos, Inc	25
626	*,e	HHgregg, Inc	6
1,136	*,e	Hibbett Sports, Inc	62
60,366		Home Depot, Inc	4,887
4,132	*	HomeAway, Inc	144
1,388		HSN, Inc	82
7,757	*,e	JC Penney Co, Inc	70
705	*	Kirkland’s, Inc	13
9,021		Kohl’s Corp	475
10,680		L Brands, Inc	626
733	*,e	Lands’ End, Inc	25
22,209	*	Liberty Interactive Corp	652
3,368	*	Liberty Ventures	249
1,015		Lithia Motors, Inc (Class A)	95
13,288	*	LKQ Corp	355
44,975		Lowe’s Companies, Inc	2,158
1,262	*,e	Lumber Liquidators, Inc	96
15,992		Macy’s, Inc	928
1,129	*	MarineMax, Inc	19
669	*,e	Mattress Firm Holding Corp	32
2,120		Men’s Wearhouse, Inc	118
1,383	e	Monro Muffler, Inc	74
2,193	*	Murphy USA, Inc	107
2,645	*	NetFlix, Inc	1,165
888	*	New York & Co, Inc	3
6,124		Nordstrom, Inc	416
1,665		Nutri/System, Inc	28
21,270	*	Office Depot, Inc	121
2,239	*	Orbitz Worldwide, Inc	20
4,860	*	O’Reilly Automotive, Inc	732
1,064	*,e	Outerwall, Inc	63
567	*	Overstock.com, Inc	9
1,931		Penske Auto Group, Inc	96
2,583	*	PEP Boys - Manny Moe & Jack	30
1,182	e	PetMed Express, Inc	16
4,430	e	Petsmart, Inc	265
4,307		Pier 1 Imports, Inc	66
2,276	*	Priceline.com, Inc	2,738
2,196		Rent-A-Center, Inc	63
1,378	*	Restoration Hardware Holdings, Inc	128
1,375	*,e	RetailMeNot, Inc	37
9,371		Ross Stores, Inc	620
6,973	*	Sally Beauty Holdings, Inc	175
1,774	*,e	Sears Holdings Corp	71
527	*	Sears Hometown and Outlet Stores, Inc	11
2,535	*	Select Comfort Corp	52
775		Shoe Carnival, Inc	16
1,725	*	Shutterfly, Inc	74
3,567		Signet Jewelers Ltd	394
1,782		Sonic Automotive, Inc (Class A)	48
1,474		Stage Stores, Inc	28
29,872		Staples, Inc	324

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,440		Stein Mart, Inc	$20
461	*	Systemax, Inc	7
27,969		Target Corp	1,621
4,930		Tiffany & Co	494
834	*,e	Tile Shop Holdings, Inc	13
432	*	Tilly’s, Inc	3
30,903		TJX Companies, Inc	1,642
6,086		Tractor Supply Co	368
4,974	*	TripAdvisor, Inc	540
1,789	*	Tuesday Morning Corp	32
2,841	*	Ulta Salon Cosmetics & Fragrance, Inc	260
4,351	*	Urban Outfitters, Inc	147
1,789	*	Valuevision International, Inc (Class A)	9
1,052	*	Vitacost.com, Inc	7
1,434	*	Vitamin Shoppe, Inc	62
640	*	West Marine, Inc	7
1,736	*	WEX, Inc	182
4,208		Williams-Sonoma, Inc	302
133		Winmark Corp	9
578	*,e	zulily, Inc	24
1,062	*	Zumiez, Inc	29

		TOTAL RETAILING	39,572

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.3%
1,955	*	Advanced Energy Industries, Inc	38
27,659	*,e	Advanced Micro Devices, Inc	116
844	*	Alpha & Omega Semiconductor Ltd	8
13,830		Altera Corp	481
1,258	*,e	Ambarella, Inc	39
3,751	*	Amkor Technology, Inc	42
13,502		Analog Devices, Inc	730
53,952		Applied Materials, Inc	1,217
3,483	*	Applied Micro Circuits Corp	38
18,162	*	Atmel Corp	170
308	*	Audience, Inc	4
10,685		Avago Technologies Ltd	770
5,359	*	Axcelis Technologies, Inc	11
23,622		Broadcom Corp (Class A)	877
3,308		Brooks Automation, Inc	36
1,066	*	Cabot Microelectronics Corp	48
569	*	Cascade Microtech, Inc	8
2,349	*	Cavium Networks, Inc	117
1,137	*	Ceva, Inc	17
2,833	*,e	Cirrus Logic, Inc	64
1,302		Cohu, Inc	14
5,381	*,e	Cree, Inc	269
6,863		Cypress Semiconductor Corp	75
1,810	*	Diodes, Inc	52
1,224	*	DSP Group, Inc	10
6,714	*	Entegris, Inc	92
4,315	*	Entropic Communications, Inc	14
2,381	*	Exar Corp	27
5,825	*	Fairchild Semiconductor International, Inc	91
3,240	*	First Solar, Inc	230
2,618	*	Formfactor, Inc	22
4,624	*	Freescale Semiconductor Holdings Ltd	109
5,994	*,e	GT Solar International, Inc	111
1,389		Hittite Microwave Corp	108
1,024	*	Inphi Corp	15
5,027	*	Integrated Device Technology, Inc	78
1,216	*	Integrated Silicon Solution, Inc	18
219,719		Intel Corp	6,789
3,305	*	International Rectifier Corp	92
5,704		Intersil Corp (Class A)	85

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,231		IXYS Corp	$15
7,363		Kla-Tencor Corp	535
3,559	*	Kopin Corp	12
7,160	*	Lam Research Corp	484
5,950	*	Lattice Semiconductor Corp	49
10,438		Linear Technology Corp	491
515	*	MA-COM Technology Solutions	12
16,448		Marvell Technology Group Ltd	236
12,471		Maxim Integrated Products, Inc	422
1,067	*	MaxLinear, Inc	11
2,455		Micrel, Inc	28
8,709	e	Microchip Technology, Inc	425
47,239	*	Micron Technology, Inc	1,556
4,299	*	Microsemi Corp	115
2,438		MKS Instruments, Inc	76
1,709	*	Monolithic Power Systems, Inc	72
1,014	*	Nanometrics, Inc	18
258	*	NVE Corp	14
24,640		Nvidia Corp	457
2,460	*	Omnivision Technologies, Inc	54
20,679	*	ON Semiconductor Corp	189
1,181	*	PDF Solutions, Inc	25
1,211	*,e	Peregrine Semiconductor Corp	8
1,447	*	Pericom Semiconductor Corp	13
2,703	*	Photronics, Inc	23
1,628	*	PLX Technology, Inc	11
9,550	*	PMC - Sierra, Inc	73
1,292		Power Integrations, Inc	74
2,350	*	QuickLogic Corp	12
5,356	*	Rambus, Inc	77
12,804	*	RF Micro Devices, Inc	123
782	*,e	Rubicon Technology, Inc	7
1,464	*	Rudolph Technologies, Inc	14
3,192	*	Semtech Corp	83
4,055	*	Silicon Image, Inc	20
1,948	*	Silicon Laboratories, Inc	96
8,363	*	Skyworks Solutions, Inc	393
2,245	*	Spansion, Inc	47
11,803	*	SunEdison, Inc	267
1,881	*,e	SunPower Corp	77
8,744	e	Teradyne, Inc	171
2,606		Tessera Technologies, Inc	58
47,645		Texas Instruments, Inc	2,277
7,513	*	Triquint Semiconductor, Inc	119
928	*	Ultra Clean Holdings	8
1,279	*	Ultratech, Inc	28
1,796	*	Veeco Instruments, Inc	67
2,231	*	Vitesse Semiconductor Corp	8
2,408	*	Xcerra Corp	22
11,736		Xilinx, Inc	555

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	23,159

SOFTWARE & SERVICES - 10.0%
527	*	A10 Networks, Inc	7
28,464		Accenture plc	2,301
1,829	*	ACI Worldwide, Inc	102
21,863		Activision Blizzard, Inc	488
2,448	*	Actuate Corp	12
3,414	*	Acxiom Corp	74
22,303	*	Adobe Systems, Inc	1,614
2,284		Advent Software, Inc	74
7,870	*	Akamai Technologies, Inc	481
2,392	*	Alliance Data Systems Corp	673
384	*	Amber Road, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,978		Amdocs Ltd	$323
764		American Software, Inc (Class A)	8
1,936	*,e	Angie’s List, Inc	23
4,120	*	Ansys, Inc	312
3,546	*	AOL, Inc	141
4,286	*	Aspen Technology, Inc	199
9,955	*	Autodesk, Inc	561
21,577		Automatic Data Processing, Inc	1,711
1,528	*	AVG Technologies NV	31
2,964	*	Bankrate, Inc	52
330	*,e	Barracuda Networks, Inc	10
2,221	*,e	Bazaarvoice, Inc	18
190	*,e	Benefitfocus, Inc	9
2,030		Blackbaud, Inc	73
2,216	*,e	Blackhawk Network Holdings, Inc	63
2,003	*	Blucora, Inc	38
3,300		Booz Allen Hamilton Holding Co	70
1,713	*	Bottomline Technologies, Inc	51
1,247	*	Brightcove, Inc	13
5,333		Broadridge Financial Solutions, Inc	222
1,345	*	BroadSoft, Inc	35
14,186		CA, Inc	408
1,033	*	CACI International, Inc (Class A)	73
13,010	*	Cadence Design Systems, Inc	228
2,042	*	Callidus Software, Inc	24
540	*	Carbonite, Inc	6
2,159	*	Cardtronics, Inc	74
480		Cass Information Systems, Inc	24
921	*	ChannelAdvisor Corp	24
3,700	*	Ciber, Inc	18
3,297	*	Cinedigm Corp	8
7,162	*	Citrix Systems, Inc	448
26,854	*	Cognizant Technology Solutions Corp (Class A)	1,313
2,159	*	Commvault Systems, Inc	106
6,606		Computer Sciences Corp	418
760		Computer Task Group, Inc	13
9,466		Compuware Corp	95
1,622	*	comScore, Inc	58
1,059	*	Comverse, Inc	28
2,134	*,e	Concur Technologies, Inc	199
1,503	*	Constant Contact, Inc	48
4,473		Convergys Corp	96
2,875	*,e	Conversant, Inc	73
2,343	*	Cornerstone OnDemand, Inc	108
1,288	*	CoStar Group, Inc	204
1,795		CSG Systems International, Inc	47
801	*	Cvent, Inc	23
708	*	Datalink Corp	7
2,356	*	DealerTrack Holdings, Inc	107
1,448	*	Demand Media, Inc	7
1,330	*	Demandware, Inc	92
1,843	*	Dice Holdings, Inc	14
1,607	*	Digital River, Inc	25
335		DMRC Corp	11
1,361		DST Systems, Inc	125
1,019	*,e	E2open, Inc	21
4,694		EarthLink Holdings Corp	17
55,942	*	eBay, Inc	2,800
1,200	e	Ebix, Inc	17
13,881	*	Electronic Arts, Inc	498
1,070	*,e	Ellie Mae, Inc	33
1,343	*,e	Endurance International Group Holdings, Inc	21
1,037	*	EnerNOC, Inc	20
1,507	*	Envestnet, Inc	74
1,577	*	EPAM Systems, Inc	69

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,587		EPIQ Systems, Inc	$22
206	*	ePlus, Inc	12
2,259	*	Equinix, Inc	475
2,184	*	Euronet Worldwide, Inc	105
2,895		EVERTEC, Inc	70
309	*	Everyday Health, Inc	6
1,501	*	ExlService Holdings, Inc	44
87,150	*	Facebook, Inc	5,864
1,859	e	Factset Research Systems, Inc	224
1,607		Fair Isaac Corp	102
12,826		Fidelity National Information Services, Inc	702
3,795	*,e	FireEye, Inc	154
4,265	*	First American Corp	129
10,994	*	Fiserv, Inc	663
3,660	*	FleetCor Technologies, Inc	482
1,659	*,e	FleetMatics Group plc	54
573		Forrester Research, Inc	22
6,352	*	Fortinet, Inc	160
4,107	*	Gartner, Inc	290
7,713	*	Genpact Ltd	135
1,221	*,m	Gerber Scientific, Inc	0	^
1,086	*,e	Gigamon, Inc	21
2,712	*	Global Cash Access, Inc	24
1,656	*	Global Eagle Entertainment, Inc	21
3,208		Global Payments, Inc	234
4,062	*,e	Glu Mobile, Inc	20
2,479	*,e	Gogo, Inc	48
12,231	*	Google, Inc	7,036
12,389	*	Google, Inc (Class A)	7,243
406	*	GrubHub, Inc	14
580	*	GTT Communications, Inc	6
680	*,e	Guidance Software, Inc	6
2,990	*	Guidewire Software, Inc	122
1,547		Hackett Group, Inc	9
1,893	e	Heartland Payment Systems, Inc	78
1,560	*	Higher One Holdings, Inc	6
3,483		IAC/InterActiveCorp	241
1,627	*	iGate Corp	59
894	*	Imperva, Inc	23
2,288	*	Infoblox, Inc	30
4,979	*	Informatica Corp	178
1,502	*	Information Services Group, Inc	7
766	*	Interactive Intelligence, Inc	43
3,256	*	Internap Network Services Corp	23
41,996		International Business Machines Corp	7,613
13,135		Intuit, Inc	1,058
2,215	e	j2 Global, Inc	113
3,657		Jack Henry & Associates, Inc	217
1,823	*,e	Jive Software, Inc	16
1,403	*	Knot, Inc	17
3,283	*	Kofax Ltd	28
2,949		Leidos Holdings, Inc	113
3,363	*	Limelight Networks, Inc	10
4,602	*	LinkedIn Corp	789
3,304	*	Lionbridge Technologies	20
1,143	*,e	Liquidity Services, Inc	18
2,686	*	Liveperson, Inc	27
1,024	*	LogMeIn, Inc	48
346	*	Luxoft Holding, Inc	12
716	*,e	magicJack VocalTec Ltd	11
3,548	*	Manhattan Associates, Inc	122
1,171		Mantech International Corp (Class A)	35
1,311	*	Marchex, Inc (Class B)	16
1,197	*	Marin Software, Inc	14
1,134	*	Marketo, Inc	33

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

46,231		Mastercard, Inc (Class A)	$3,397
455	*	Mavenir Systems, Inc	7
3,118		MAXIMUS, Inc	134
4,392		Mentor Graphics Corp	95
3,268	*	Micros Systems, Inc	222
364,600		Microsoft Corp	15,204
425	*	MicroStrategy, Inc (Class A)	60
3,264	*,e	Millennial Media, Inc	16
844	*	Model N, Inc	9
2,352	*,e	ModusLink Global Solutions, Inc	9
1,065	*	MoneyGram International, Inc	16
1,800		Monotype Imaging Holdings, Inc	51
4,071	*	Monster Worldwide, Inc	27
1,721	*	Move, Inc	25
1,792	*	Netscout Systems, Inc	79
1,828	*	NetSuite, Inc	159
2,439	*,e	NeuStar, Inc (Class A)	63
2,981		NIC, Inc	47
11,833	*,e	Nuance Communications, Inc	222
1,047	*	OpenTable, Inc	108
335	*	OPOWER, Inc	6
144,967		Oracle Corp	5,875
9,063	*	Pandora Media, Inc	267
14,376		Paychex, Inc	597
1,584		Pegasystems, Inc	33
1,536	*	Perficient, Inc	30
958	*	PRG-Schultz International, Inc	6
2,541	*	Progress Software Corp	61
1,629	*	Proofpoint, Inc	61
1,099	*	PROS Holdings, Inc	29
5,492	*	PTC, Inc	213
440	*	Q2 Holdings, Inc	6
400		QAD, Inc (Class A)	9
3,971	*	QLIK Technologies, Inc	90
700	*	Qualys, Inc	18
1,192	*	QuinStreet, Inc	7
5,171	*	Rackspace Hosting, Inc	174
1,111	*,e	Rally Software Development Corp	12
1,085	*	RealNetworks, Inc	8
2,115	*,e	RealPage, Inc	48
8,690	*	Red Hat, Inc	480
393		Reis, Inc	8
801	*	Rocket Fuel, Inc	25
560	*	Rosetta Stone, Inc	5
4,739	*	Rovi Corp	114
1,990	*	Sabre Corp	40
27,103	*	Salesforce.com, Inc	1,574
594	*	Sapiens International Corp NV	5
5,190	*	Sapient Corp	84
1,911		Science Applications International Corp	84
1,059	*	Sciquest, Inc	19
1,446	*	Seachange International, Inc	12
6,361	*	ServiceNow, Inc	394
2,827	*,e	ServiceSource International LLC	16
666	*,e	Shutterstock, Inc	55
1,525	*	Silver Spring Networks, Inc	20
2,993	*	SolarWinds, Inc	116
3,154		Solera Holdings, Inc	212
5,214	*	Splunk, Inc	288
690	*	SPS Commerce, Inc	44
2,996	*	SS&C Technologies Holdings, Inc	132
595	*	Stamps.com, Inc	20
1,911	*	Sykes Enterprises, Inc	42
30,513		Symantec Corp	699
1,551	*	Synchronoss Technologies, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,827	*	Synopsys, Inc	$265
744	*	Syntel, Inc	64
1,633	*	TA Indigo Holding Corp	15
1,675	*	Tableau Software, Inc	119
4,374	*	Take-Two Interactive Software, Inc	97
1,464	*	Tangoe, Inc	22
708	*	TechTarget, Inc	6
2,099	*	TeleCommunication Systems, Inc (Class A)	7
834	*	TeleNav, Inc	5
922	*	TeleTech Holdings, Inc	27
7,250	*	Teradata Corp	291
840	*	Textura Corp	20
7,528	*	TIBCO Software, Inc	152
5,735	*	TiVo, Inc	74
7,388		Total System Services, Inc	232
285	*	Travelzoo, Inc	6
1,467	*	Tremor Video, Inc	7
1,639	*,e	Trulia, Inc	78
21,146	*	Twitter, Inc	866
1,414	*	Tyler Technologies, Inc	129
1,265	*	Ultimate Software Group, Inc	175
2,160	*	Unisys Corp	53
4,640	*,e	Unwired Planet, Inc	10
5,492	*	Vantiv, Inc	185
225	*	Varonis Systems, Inc	7
1,577	*	Vasco Data Security International	18
5,078	*	VeriFone Systems, Inc	187
2,379	*	Verint Systems, Inc	117
5,963	*	VeriSign, Inc	291
2,063	*,e	VirnetX Holding Corp	36
1,136	*	Virtusa Corp	41
23,201		Visa, Inc (Class A)	4,889
1,503	*,e	VistaPrint Ltd	61
3,910	*	VMware, Inc (Class A)	379
2,387	*,e	Vringo, Inc	8
1,717	*,e	WebMD Health Corp (Class A)	83
2,286	*	Website Pros, Inc	66
24,379		Western Union Co	423
622	*	Wix.com Ltd	12
4,135	*	Workday, Inc	372
51,506		Xerox Corp	641
1,381	*	Xoom Corp	36
39,832	*	Yahoo!, Inc	1,399
2,240	*	Yelp, Inc	172
485	*	Zendesk, Inc	8
1,371	*,e	Zillow, Inc	196
3,311	*	Zix Corp	11
31,985	*	Zynga, Inc	103

		TOTAL SOFTWARE & SERVICES	97,957

TECHNOLOGY HARDWARE & EQUIPMENT - 5.8%
4,845	*,e	3D Systems Corp	290
2,898		Adtran, Inc	65
1,059	*	Agilysys, Inc	15
548	e	Alliance Fiber Optic Products, Inc	10
6,997		Amphenol Corp (Class A)	674
1,193		Anixter International, Inc	119
266,137		Apple, Inc	24,732
654	*	Applied Optoelectronics, Inc	15
5,392	*	ARRIS Group, Inc	175
4,392	*	Arrow Electronics, Inc	265
5,242	*	Aruba Networks, Inc	92
6,101		Avnet, Inc	270
2,062		AVX Corp	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

995	*	AX Holding Corp	$10
653		Badger Meter, Inc	34
674		Bel Fuse, Inc (Class B)	17
1,931		Belden CDT, Inc	151
2,361	*	Benchmark Electronics, Inc	60
755		Black Box Corp	18
4,246	*	Bookham, Inc	9
19,255	*	Brocade Communications Systems, Inc	177
1,369	*	CalAmp Corp	30
1,907	*	Calix Networks, Inc	16
1,150		CDW Corp	37
1,874	*	Checkpoint Systems, Inc	26
4,653	*,e	Ciena Corp	101
226,096		Cisco Systems, Inc	5,618
522	*	Clearfield, Inc	9
3,781	*	Cognex Corp	145
1,087	*	Coherent, Inc	72
2,354	*	CommScope Holding Co, Inc	54
784		Comtech Telecommunications Corp	29
490	*	Control4 Corp	10
57,973		Corning, Inc	1,273
1,943	*	Cray, Inc	52
1,679		CTS Corp	31
937	*	CUI Global, Inc	8
2,087		Daktronics, Inc	25
2,455		Diebold, Inc	99
1,490	*	Digi International, Inc	14
2,076	*,e	Dolby Laboratories, Inc (Class A)	90
2,718	*	Dot Hill Systems Corp	13
1,102	*	DTS, Inc	20
789	*	Eastman Kodak Co	19
1,847	*	EchoStar Corp (Class A)	98
1,000		Electro Rent Corp	17
1,074		Electro Scientific Industries, Inc	7
2,122	*	Electronics for Imaging, Inc	96
90,368		EMC Corp	2,380
3,637	*	Emulex Corp	21
4,537	*	Extreme Networks, Inc	20
3,021	*	F5 Networks, Inc	337
1,548	*	Fabrinet	32
851	*	FARO Technologies, Inc	42
1,866		FEI Co	169
4,415	*,e	Finisar Corp	87
6,501		Flir Systems, Inc	226
4,798	*	Fusion-io, Inc	54
1,328	*	GSI Group, Inc	17
5,307	*	Harmonic, Inc	40
4,653		Harris Corp	352
83,659		Hewlett-Packard Co	2,818
1,305	*	Immersion Corp	17
5,305	*,e	Infinera Corp	49
6,446	*	Ingram Micro, Inc (Class A)	188
1,984	*	Insight Enterprises, Inc	61
1,861	e	InterDigital, Inc	89
1,027	*	Intevac, Inc	8
3,133	*,e	InvenSense, Inc	71
1,522	*,e	IPG Photonics Corp	105
1,761	*	Itron, Inc	71
2,593	*	Ixia	30
8,999		Jabil Circuit, Inc	188
10,901	*	JDS Uniphase Corp	136
21,074	*	Juniper Networks, Inc	517
2,177	*	Kemet Corp	13
3,773	*	Knowles Corp	116
758	*	KVH Industries, Inc	10

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,730		Lexmark International, Inc (Class A)	$131
1,051		Littelfuse, Inc	98
1,385	*	Maxwell Technologies, Inc	21
742	*	Measurement Specialties, Inc	64
1,540	*	Mercury Computer Systems, Inc	17
126		Mesa Laboratories, Inc	11
1,672		Methode Electronics, Inc	64
9,907		Motorola, Inc	660
731		MTS Systems Corp	50
555	*	Multi-Fineline Electronix, Inc	6
4,414		National Instruments Corp	143
7,408	*	NCR Corp	260
14,653		NetApp, Inc	535
1,861	*	Netgear, Inc	65
1,913	*	Newport Corp	35
630	*,e	Nimble Storage, Inc	19
496	*	Numerex Corp	6
897	*	Oplink Communications, Inc	15
970	*	OSI Systems, Inc	65
2,290	*	Palo Alto Networks, Inc	192
1,164		Park Electrochemical Corp	33
3,576	*,e	Parkervision, Inc	5
430		PC Connection, Inc	9
2,022		Plantronics, Inc	97
1,613	*	Plexus Corp	70
6,111	*	Polycom, Inc	77
950	*,e	Procera Networks, Inc	10
4,059	*	QLogic Corp	41
74,505		Qualcomm, Inc	5,901
11,444	*,e	Quantum Corp	14
1,970	*	RealD, Inc	25
7,292	*	Riverbed Technology, Inc	150
1,445	*	Rofin-Sinar Technologies, Inc	35
790	*	Rogers Corp	52
2,837	*	Ruckus Wireless, Inc	34
10,130		SanDisk Corp	1,058
3,808	*	Sanmina Corp	87
1,187	*	Scansource, Inc	45
2,605	*	ShoreTel, Inc	17
1,782	*,e	Silicon Graphics International Corp	17
11,025	*	Sonus Networks, Inc	40
1,764	*	Speed Commerce, Inc	7
2,178	*,e	Stratasys Ltd	247
1,355	*	Super Micro Computer, Inc	34
1,586	*	Synaptics, Inc	144
1,254	*	SYNNEX Corp	91
1,618	*	Tech Data Corp	101
247		Tessco Technologies, Inc	8
11,519	*	Trimble Navigation Ltd	426
2,608	*	TTM Technologies, Inc	21
1,309	*,e	Ubiquiti Networks, Inc	59
1,939	*,e	Universal Display Corp	62
1,815	*	Viasat, Inc	105
128	*	Viasystems Group, Inc	1
3,529	*	Violin Memory, Inc	16
5,324		Vishay Intertechnology, Inc	82
654	*	Vishay Precision Group, Inc	11
9,437		Western Digital Corp	871
1,994	*	Zebra Technologies Corp (Class A)	164

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	56,222

TELECOMMUNICATION SERVICES - 2.2%
3,853	*	8x8, Inc	31
229,104		AT&T, Inc	8,101

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

490		Atlantic Tele-Network, Inc	$28
769	*	Boingo Wireless, Inc	5
1,035	*	Cbeyond Communications, Inc	10
25,282		CenturyTel, Inc	915
10,048	*	Cincinnati Bell, Inc	40
2,196		Cogent Communications Group, Inc	76
1,753		Consolidated Communications Holdings, Inc	39
705		Enventis Corp	11
1,092	*	Fairpoint Communications, Inc	15
45,641	e	Frontier Communications Corp	267
1,464	*	General Communication, Inc (Class A)	16
12,052	*	Globalstar, Inc	51
460	*,e	Hawaiian Telcom Holdco, Inc	13
609		IDT Corp (Class B)	11
2,355	*	inContact, Inc	22
1,751		Inteliquent, Inc	24
1,183	*	Intelsat S.A.	22
2,990	*,e	Iridium Communications, Inc	25
7,951	*	Level 3 Communications, Inc	349
757		Lumos Networks Corp	11
757	e	NTELOS Holdings Corp	9
1,760	*	Orbcomm, Inc	12
2,509	*	Premiere Global Services, Inc	34
1,251	*	RingCentral, Inc	19
5,889	*	SBA Communications Corp (Class A)	603
1,093		Shenandoah Telecom Co	33
38,022	*	Sprint Corp	324
4,484		Telephone & Data Systems, Inc	117
11,712	*	T-Mobile US, Inc	394
6,097	*	tw telecom inc (Class A)	246
580	*	US Cellular Corp	24
1,177	*	USA Mobility, Inc	18
182,776		Verizon Communications, Inc	8,943
7,062	*	Vonage Holdings Corp	27
27,433		Windstream Holdings, Inc	273

		TOTAL TELECOMMUNICATION SERVICES	21,158

TRANSPORTATION - 2.3%
2,669	*	Air Transport Services Group, Inc	22
3,132		Alaska Air Group, Inc	298
683		Allegiant Travel Co	80
321		Amerco, Inc	93
31,236	*	American Airlines Group, Inc	1,342
1,342		Arkansas Best Corp	58
1,180	*	Atlas Air Worldwide Holdings, Inc	44
4,667	*	Avis Budget Group, Inc	279
2,213		Baltic Trading Ltd	13
988		Celadon Group, Inc	21
6,553		CH Robinson Worldwide, Inc	418
2,582		Con-Way, Inc	130
1,521		Copa Holdings S.A. (Class A)	217
44,316		CSX Corp	1,365
38,068		Delta Air Lines, Inc	1,474
812	*	Echo Global Logistics, Inc	16
8,709		Expeditors International of Washington, Inc	385
13,046		FedEx Corp	1,975
1,381		Forward Air Corp	66
2,296	*	Genesee & Wyoming, Inc (Class A)	241
2,009	*,e	Hawaiian Holdings, Inc	28
2,401		Heartland Express, Inc	51
19,763	*	Hertz Global Holdings, Inc	554
1,702	*	Hub Group, Inc (Class A)	86
374		International Shipholding Corp	9
4,019		J.B. Hunt Transport Services, Inc	297

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,209	*,e	JetBlue Airways Corp	$100
4,900		Kansas City Southern Industries, Inc	527
2,515	*	Kirby Corp	295
2,626		Knight Transportation, Inc	62
2,003		Landstar System, Inc	128
1,041		Marten Transport Ltd	23
1,942		Matson, Inc	52
13,670		Norfolk Southern Corp	1,408
2,771	*	Old Dominion Freight Line	176
421		Park-Ohio Holdings Corp	24
309	*	Patriot Transportation Holding, Inc	11
1,212	*	Quality Distribution, Inc	18
2,007	*	Republic Airways Holdings, Inc	22
1,220	*	Roadrunner Transportation Services Holdings, Inc	34
2,384		Ryder System, Inc	210
1,350	*	Saia, Inc	59
5,390	*	Scorpio Bulkers, Inc	48
2,348		Skywest, Inc	29
31,581		Southwest Airlines Co	848
3,208	*	Spirit Airlines, Inc	203
3,842	*	Swift Transportation Co, Inc	97
16,465	*	UAL Corp	676
39,978		Union Pacific Corp	3,988
31,239		United Parcel Service, Inc (Class B)	3,207
200		Universal Truckload Services, Inc	5
5,030		UTI Worldwide, Inc	52
1,553		Werner Enterprises, Inc	41
2,329	*	Wesco Aircraft Holdings, Inc	47
2,305	*,e	XPO Logistics, Inc	66
1,384	*,e	YRC Worldwide, Inc	39

		TOTAL TRANSPORTATION	22,057

UTILITIES - 3.1%
28,400		AES Corp	442
5,260		AGL Resources, Inc	289
1,847		Allete, Inc	95
4,814		Alliant Energy Corp	293
10,710		Ameren Corp	438
21,548		American Electric Power Co, Inc	1,202
1,754		American States Water Co	58
7,894		American Water Works Co, Inc	390
7,726		Aqua America, Inc	203
366		Artesian Resources Corp	8
5,498	e	Atlantic Power Corp	23
4,152		Atmos Energy Corp	222
2,754		Avista Corp	92
1,970		Black Hills Corp	121
2,026		California Water Service Group	49
18,673	*	Calpine Corp	445
18,951		Centerpoint Energy, Inc	484
447		Chesapeake Utilities Corp	32
2,716		Cleco Corp	160
11,966		CMS Energy Corp	373
518		Connecticut Water Service, Inc	18
12,839		Consolidated Edison, Inc	741
25,584		Dominion Resources, Inc	1,830
7,673		DTE Energy Co	598
31,216		Duke Energy Corp	2,316
4,582	*	Dynegy, Inc	159
14,246		Edison International	828
1,646		El Paso Electric Co	66
1,919		Empire District Electric Co	49
7,717		Entergy Corp	634
37,894		Exelon Corp	1,382

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,543		FirstEnergy Corp	$644
6,564		Great Plains Energy, Inc	176
4,472	e	Hawaiian Electric Industries, Inc	113
2,116		Idacorp, Inc	122
3,350		Integrys Energy Group, Inc	238
6,906		ITC Holdings Corp	252
1,419		Laclede Group, Inc	69
8,599		MDU Resources Group, Inc	302
1,530		MGE Energy, Inc	60
813		Middlesex Water Co	17
3,367		National Fuel Gas Co	264
1,688		New Jersey Resources Corp	97
18,873		NextEra Energy, Inc	1,934
13,919		NiSource, Inc	548
14,046		Northeast Utilities	664
939		Northwest Natural Gas Co	44
1,761		NorthWestern Corp	92
14,883		NRG Energy, Inc	554
1,290	e	NRG Yield, Inc	67
8,673		OGE Energy Corp	339
2,332	*	ONE Gas, Inc	88
919	e	Ormat Technologies, Inc	27
1,620		Otter Tail Corp	49
1,740		Pattern Energy Group, Inc	58
11,070		Pepco Holdings, Inc	304
19,592		PG&E Corp	941
3,432		Piedmont Natural Gas Co, Inc	128
4,744		Pinnacle West Capital Corp	274
3,642		PNM Resources, Inc	107
3,464		Portland General Electric Co	120
28,008		PPL Corp	995
22,436		Public Service Enterprise Group, Inc	915
7,671		Questar Corp	190
6,017		SCANA Corp	324
10,786		Sempra Energy	1,129
678		SJW Corp	18
1,243		South Jersey Industries, Inc	75
38,568		Southern Co	1,750
2,114		Southwest Gas Corp	112
9,633		TECO Energy, Inc	178
5,078		UGI Corp	256
2,315		UIL Holdings Corp	90
597		Unitil Corp	20
1,902		UNS Energy Corp	115
3,477		Vectren Corp	148
5,819		Westar Energy, Inc	222
2,373		WGL Holdings, Inc	102
9,962		Wisconsin Energy Corp	467
21,678		Xcel Energy, Inc	699
672		York Water Co	14

		TOTAL UTILITIES	30,551

		TOTAL COMMON STOCKS (Cost $487,767)	972,772

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	m	Magnum Hunter Resources Corp	0	^

		TOTAL ENERGY	0	^

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,733	m	Trius Therapeutics, Inc	1

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	$6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	7

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.6%
25,816,444	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	25,816

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	25,816

		TOTAL SHORT-TERM INVESTMENTS (Cost $25,816)	25,816

		TOTAL INVESTMENTS - 102.3% (Cost $513,589)	998,595
		OTHER ASSETS & LIABILITIES, NET - (2.3)%	(22,929)

		NET ASSETS - 100.0%	$975,666

Abbreviation(s):

REIT Real Estate Investment Trust

SPDR Standard and Poor’s Depository Receipt

*	Non-income producing.

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin or other requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,232,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which contractowners may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s semi-annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Date: August 13, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: August 13, 2014	By:	/s/ Robert G. Leary
Robert G. Leary
Executive Vice President
(principal executive officer)

Date: August 13, 2014	By:	/s/ Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer